UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109
                         -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                     Date of reporting period: June 30, 2007
                     --------------------------------------

Item 1 -- Schedule of Investments.

THE BOSTON COMPANY INTERNATIONAL CORE EQUITY FUND

The Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "International Core Equity Portfolio"). The International Core Equity Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 29, 2007 (CIK No.: 1012705; 1940 Act SEC File
No.: 811-07603).

THE BOSTON COMPANY INTERNATIONAL SMALL CAP FUND

The Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "International Small Cap Portfolio"). The International Small Cap Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 29, 2007 (CIK No.: 1012705; 1940 Act SEC File No.:
811-07603).

THE BOSTON COMPANY LARGE CAP CORE FUND

The Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Large Cap Core Portfolio"). The Large Cap Core Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 29, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP GROWTH FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Small Cap Growth Portfolio"). The Small Cap Growth Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 29, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

THE BOSTON COMPANY SMALL CAP VALUE FUND

The Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Small Cap Value Portfolio"). The Small Cap Value Portfolio's portfolio holdings for this reporting period may be found on the Mellon Institutional Funds Master Portfolio's Form N-Q, which was filed on August 29, 2007 (CIK No.: 1012705; 1940 Act SEC File No.: 811-07603).

Mellon Institutional Funds Investment Trust
Mellon Equity Large Cap Growth Fund
June 30, 2007 (Unaudited)

Security                                                                               Shares                           Value ($)
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--99.5%
COMMON STOCK--97.7%
Consumer Cyclicals--9.9%
Best Buy Co., Inc.                                                                      400                               18,668
Choice Hotels International, Inc.                                                       300                               11,856
Coach, Inc. (a)                                                                         500                               23,695
Costco Wholesale Corp.                                                                  550                               32,186
Crocs, Inc. (a)                                                                         200                                8,606
CVS Caremark Corp.                                                                      236                                8,602
Hilton Hotels Corp.                                                                     400                               13,388
McDonald's Corp.                                                                        400                               20,304
NIKE, Inc., Class B                                                                     400                               23,316
Nordstrom, Inc.                                                                         500                               25,560
NutriSystem, Inc. (a) (b)                                                               200                               13,968
Office Depot, Inc. (a)                                                                  800                               24,240
Rent-A-Center, Inc. (a)                                                                 400                               10,492
Starbucks Corp. (a)                                                                     650                               17,056
Target Corp.                                                                            450                               28,620
Tiffany & Co.                                                                           200                               10,612
                                                                                                              ------------------
                                                                                                                         291,169
                                                                                                              ------------------
Consumer Hard Goods--1.1%
Harley-Davidson, Inc.                                                                   350                               20,864
International Game Technology                                                           300                               11,910
                                                                                                              ------------------
                                                                                                                          32,774
                                                                                                              ------------------
Consumer Staples--7.5%
Altria Group, Inc.                                                                      800                               56,112
Anheuser Busch Co., Inc.                                                                300                               15,648
Coca-Cola Co.                                                                           850                               44,463
Kimberly-Clark Corp.                                                                    250                               16,722
Kraft Foods, Inc., Class A                                                              299                               10,540
Pepsico, Inc.                                                                           850                               55,123
Procter & Gamble Co.                                                                    350                               21,417
                                                                                                              ------------------
                                                                                                                         220,025
                                                                                                              ------------------
Financial--8.5%
Allstate Corp.                                                                          250                               15,377
American Express Co.                                                                    600                               36,708
Bank of America Corp.                                                                   350                               17,111
First Marblehead Corp. (b)                                                              300                               11,592
Franklin Resources, Inc.                                                                200                               26,494
General Electric Corp.                                                                  400                               15,312
Goldman Sachs Group, Inc.                                                               200                               43,350
Host Hotels and Resorts, Inc.                                                           300                                6,936
IntercontinentalExchange, Inc. (a)                                                      100                               14,785
Merrill Lynch & Co., Inc.                                                               350                               29,253
Morgan Stanley                                                                          200                               16,776
Prologis                                                                                100                                5,690
Wells Fargo & Co.                                                                       300                               10,551
                                                                                                              ------------------
                                                                                                                         249,935
                                                                                                              ------------------
Health Care--16.0%
Abbott Laboratories                                                                     400                               21,420
Aetna, Inc.                                                                             600                               29,640
Amerisourcebergen Corp.                                                                 400                               19,788
Amgen, Inc. (a)                                                                         800                               44,232
Becton Dickinson & Co.                                                                  500                               37,250
Biogen Idec, Inc. (a)                                                                   200                               10,700
Cigna Corp.                                                                             350                               18,277
CR Bard, Inc.                                                                           100                                8,263
Davita, Inc. (a)                                                                        200                               10,776
Genentech, Inc. (a)                                                                     300                               22,698
Gilead Sciences, Inc. (a)                                                               300                               11,631
Intuitive Surgical, Inc. (a)                                                            100                               13,877
Johnson & Johnson                                                                       850                               52,377
Laboratory Corp. of America Holdings (a)                                                100                                7,826
McKesson Corp.                                                                          300                               17,892
Medtronic, Inc.                                                                         650                               33,709
Pfizer, Inc.                                                                            500                               12,785
Sepracor, Inc. (a)                                                                      200                                8,204
UnitedHealth Group, Inc.                                                                800                               40,912
Wyeth                                                                                   700                               40,138
Zimmer Holdings, Inc.  (a)                                                              100                                8,489
                                                                                                              ------------------
                                                                                                                         470,884
                                                                                                              ------------------
Industrials--9.8%
Boeing Co.                                                                              450                               43,272
Burlington Northern Santa Fe Corp.                                                      200                               17,028
Cummins, Inc.                                                                           100                               10,121
Emerson Electric Co.                                                                    500                               23,400
FedEx Corp.                                                                             150                               16,645
GATX Corp.                                                                              200                                9,850
Lennox International Inc.                                                               400                               13,692
Manpower, Inc.                                                                          250                               23,060
Martin Marietta Materials, Inc.                                                         100                               16,202
Parker Hannifin Corp.                                                                   150                               14,687
Raytheon Co.                                                                            550                               29,640
United Technologies Corp.                                                               500                               35,465
Waste Management, Inc.                                                                  600                               23,430
Woodward Governor Co.                                                                   200                               10,734
                                                                                                              ------------------
                                                                                                                         287,226
                                                                                                              ------------------
Information--9.5%
Accenture Ltd., Class A                                                                 750                               32,167
Akamai Technologies, Inc.,  (a) (b)                                                     500                               24,320
Cognizant Technology Solutions Corp., Class A (a)                                       350                               26,282
Equifax, Inc.                                                                           350                               15,547
Google, Inc., Class A (a)                                                               100                               52,338
McGraw-Hill Co., Inc                                                                    400                               27,232
Moody's Corp., Class A                                                                  300                               18,660
News Corp.                                                                            1,000                               21,210
Verisign, Inc. (a)                                                                      500                               15,865
Walt Disney Co.                                                                       1,050                               35,847
Watson Wyatt Worldwide, Inc., Class A                                                   200                               10,096
                                                                                                              ------------------
                                                                                                                         279,564
                                                                                                              ------------------
Materials--3.2%
3M Co.                                                                                  200                               17,358
E.I Du Pont de Nemours & Co.                                                            600                               30,504
Monsanto Co.                                                                            450                               30,393
Nucor Corp.                                                                             250                               14,663
                                                                                                              ------------------
                                                                                                                          92,918
                                                                                                              ------------------
Oil And Gas Producer--6.9%
ConocoPhillips                                                                          400                               31,400
ENSCO International, Inc.                                                               300                               18,303
Exxon Mobil Corp.                                                                       600                               50,328
GlobalSantaFe Corp.                                                                     300                               21,675
Marathon Oil Corp.                                                                      400                               23,984
Noble Corp.                                                                             200                               19,504
Tesoro Corp.                                                                            200                               11,430
Unit Corp.  (a)                                                                         200                               12,582
Valero Energy Corp.                                                                     200                               14,772
                                                                                                              ------------------
                                                                                                                         203,978
                                                                                                              ------------------
Technology--23.5%
Altera Corp.                                                                            500                               11,065
Apple Computer, Inc. (a)                                                                500                               61,020
Applied Materials, Inc.                                                               1,700                               33,779
Autodesk, Inc. (a)                                                                      450                               21,186
Broadcom Corp., Class A (a)                                                             350                               10,237
Cisco Systems, Inc. (a)                                                               2,900                               80,765
Danaher Corp.                                                                           250                               18,875
Dolby Laboratories, Inc., Class A (a)                                                   500                               17,705
EMC Corp./Massachusetts                                                               1,300                               23,530
F5 Networks, Inc. (a)                                                                   100                                8,060
Harris Corp.                                                                            250                               13,637
Hewlett-Packard Co.                                                                     800                               35,696
Intel Corp.                                                                           1,250                               29,700
International Business Machines Corp.                                                   600                               63,150
Linear Technology Corp.                                                                 450                               16,281
Microsoft Corp.                                                                       3,750                              110,512
National Semiconductor Corp.                                                            400                               11,308
Nokia OYJ - ADR                                                                         700                               19,677
Oracle Corp. (a)                                                                      1,700                               33,507
Qualcomm, Inc.                                                                          700                               30,373
Texas Instruments, Inc.                                                               1,150                               43,275
                                                                                                              ------------------
                                                                                                                         693,338
                                                                                                              ------------------
Telecommunications--1.1%
NII Holdings, Inc. (a)                                                                  250                               20,185
SBA Communications Corp., Class A (a)                                                   400                               13,436
                                                                                                              ------------------
                                                                                                                          33,621
                                                                                                              ------------------
Utilities--0.7%
Constellation Energy Group, Inc.                                                        100                                8,717
Sempra Energy                                                                           200                               11,846
                                                                                                              ------------------
                                                                                                                          20,563
                                                                                                              ------------------

TOTAL COMMON STOCK (Cost $2,556,945)                                                                                   2,875,995
                                                                                                              ------------------

INVESTMENT OF CASH COLLATERAL --1.8%
BlackRock Cash Strategies L.L.C
         (Cost $51,300)                                                              51,300                               51,300
                                                                                                              ------------------

TOTAL UNAFFILIATED INVESTMENTS
         (Cost $2,608,245)                                                                                             2,927,295
                                                                                                              ------------------

AFFILIATED INVESTMENTS--2.8%
Dreyfus Institutional Preferred Plus Money
         Market Fund (c)  (Cost $83,636)                                             83,636                               83,636
                                                                                                              ------------------

TOTAL INVESTMENTS--102.3% (Cost $2,691,881)                                                                            3,010,931
                                                                                                              ------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.3%)
                                                                                                                        (68,375)
                                                                                                              ------------------
NET ASSETS--100.0%                                                                                                     2,942,556
                                                                                                              ==================

Notes to the Statement of Investments:
(a)      Non-income producing security.
(b)      Security, or a portion of thereof, was on loan at June 30, 2007.
(c)      Affiliated institutional money market fund.



Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,691,881. Net unrealized appreciation on investments was $319,050 of which $361,456 related to appreciated investment securities and $42,406 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
Mellon Equity Micro Cap Fund
June 30, 2007 (Unaudited)

Security                                                                                 Shares                  Value ($)
--------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--110.6%
EQUITIES--99.7%
Consumer Cyclicals--5.7%
AFC Enterprises, Inc. (a)                                                                2,100                    36,309
DEB Shops, Inc.                                                                          1,500                    41,475
ExpressJet Holdings, Inc. (a) (b)                                                        6,000                    35,880
Fred's, Inc.                                                                             3,400                    45,492
FTD Group, Inc.                                                                          1,800                    33,138
Hibbett Sports, Inc. (a)                                                                 1,400                    38,332
Kenneth Cole Productions, Inc., Class A                                                  2,100                    51,870
Maidenform Brands, Inc. (a)                                                              2,500                    49,650
Monarch Casino & Resort, Inc. (a)                                                        2,600                    69,810
Mothers Work, Inc. (a)                                                                   1,150                    35,960
O'Charleys, Inc.                                                                         2,900                    58,464
The Bon-Ton Stores                                                                         850                    34,051
The Marcus Corp.                                                                         1,200                    28,512
West Marine, Inc. (a) (b)                                                                2,000                    27,520
                                                                                                           -------------
                                                                                                                 586,463
                                                                                                           -------------
Consumer Hard Goods--4.4%
Accuride Corp. (a)                                                                       2,400                    36,984
Aftermarket Technology Corp. (a)                                                         2,000                    59,360
Asbury Automotive Group, Inc.                                                            2,000                    49,900
Hooker Furniture Corp.                                                                   3,300                    74,052
Kimball International, Inc., Class B Shares                                              1,800                    25,218
Movado Group, Inc.                                                                       1,200                    40,488
RC2 Corp. (a)                                                                            1,200                    48,012
Stanley Furniture Co., Inc. (b)                                                          1,200                    24,648
Steinway Musical Instruments, Inc.                                                       1,700                    58,803
Town Sports International Holdings, Inc. (a)                                             1,800                    34,776
                                                                                                           -------------
                                                                                                                 452,241
                                                                                                           -------------
Consumer Staples--3.0%
Boston Beer Co., Inc., Class A (a)                                                       1,000                    39,350
Coca-Cola Bottling Co. (b)                                                                 600                    30,180
Core-Mark Holding Company, Inc. (a)                                                      1,500                    53,970
Imperial Sugar Co. (b)                                                                   1,800                    55,422
J & J Snack Food Corp.                                                                   1,400                    52,836
Playtex Products, Inc. (a)                                                               2,500                    37,025
WD-40 Co.                                                                                1,000                    32,870
                                                                                                           -------------
                                                                                                                 301,653
                                                                                                           -------------
Financial--17.5%
ACA Capital Holdings, Inc. (a)                                                           2,500                    29,750
Ameris Bancorp                                                                           2,100                    47,187
Amerisafe, Inc. (a)                                                                      2,650                    52,020
ASTA Funding, Inc. (b)                                                                   1,300                    49,959
Bank of Granite Corp.                                                                    2,550                    42,560
Berkshire Hills Bancorp, Inc.                                                            1,750                    55,142
Brookline Bancorp, Inc.                                                                  3,650                    42,011
City Bank Lynnwood WA (b)                                                                1,800                    56,718
City Holding Co.                                                                         1,800                    68,994
Community Bank System, Inc.                                                              2,500                    50,050
First Financial Bancorp.                                                                 2,750                    41,222
First Financial Corp. (b)                                                                1,500                    44,040
First Financial Holdings, Inc.                                                           1,500                    49,065
First Merchants Corp.                                                                    2,100                    50,463
First Mercury Financial Corp. (a)                                                        2,700                    56,619
GMH Communities Trust REIT                                                               4,000                    38,760
Great Southern Bancorp, Inc.                                                             1,400                    37,870
Greene Bankshares, Inc.                                                                  1,000                    31,260
Hallmark Financial Services, Inc. (a)                                                    3,300                    39,996
Hersha Hospitality Trust REIT                                                            3,100                    36,642
Horizon Financial Corp.                                                                  2,475                    53,930
Liquidity Services, Inc. (a)                                                             2,500                    46,950
National Penn Bancshares, Inc. (b)                                                       2,500                    41,700
NBT Bancorp, Inc. (b)                                                                    2,450                    55,272
NYMAGIC, Inc.                                                                              900                    36,180
Omega Financial Corp. (b)                                                                1,500                    40,335
Preferred Bank, Los Angeles                                                              1,200                    48,000
QC Holdings, Inc. (b)                                                                    2,100                    31,500
Safety Insurance Group, Inc.                                                               800                    33,120
Seacoast Banking Corp.                                                                   2,500                    54,375
Sierra Bancorp (b)                                                                       1,600                    45,120
Simmons First National Corp., Class A                                                    2,000                    55,180
Stifel Financial Corp. (a)                                                                 750                    44,168
Suffolk Bancorp                                                                            900                    28,728
Sun Bancorp, Inc. (a)                                                                    2,700                    45,549
WesBanco, Inc.                                                                           1,400                    41,300
West Coast Bancorp/OR (b)                                                                1,750                    53,183
Westfield Financial, Inc.                                                                4,300                    42,871
WSFS Financial Corp.                                                                     1,000                    65,430
                                                                                                           -------------
                                                                                                               1,783,219
                                                                                                           -------------
Health Care--21.4%
Albany Molecular Research, Inc. (a)                                                      5,400                    80,190
Alliance Imaging, Inc. (a)                                                               6,000                    56,340
Amsurg Corp. (a)                                                                         1,800                    43,452
Bentley Pharmaceuticals (a) (b)                                                          4,000                    48,560
BioLase Technology, Inc. (a)                                                             3,000                    18,210
Cambrex Corp.                                                                            5,800                    76,966
CryoLife, Inc. (a)                                                                       5,000                    65,050
Cypress Bioscience, Inc. (a)                                                             3,500                    46,410
Datascope Corp.                                                                          1,700                    65,076
Emergent Biosolutions, Inc. (a)                                                          7,000                    72,100
Enzon Pharmaceuticals, Inc. (a) (b)                                                      9,100                    71,435
Gentiva Health Services, Inc. (a)                                                        3,400                    68,204
Greatbatch, Inc. (a)                                                                     2,000                    64,800
LifeCell Corp. (a) (b)                                                                   2,550                    77,877
Luminex Corp. (a)                                                                        1,900                    23,389
Martek Biosciences Corp. (a)                                                             3,000                    77,910
Matria Healthcare, Inc. (a)                                                              2,200                    66,616
Merit Medical Systems, Inc. (a)                                                          4,300                    51,428
MWI Veterinary Supply, Inc. (a)                                                          1,950                    77,785
Natus Medical, Inc. (a)                                                                  3,000                    47,760
Neurocrine Biosciences, Inc. (a)                                                         3,700                    41,551
Noven Pharmaceuticals, Inc. (a)                                                          3,050                    71,523
Omrix Biohparmaceuticals, Inc. (a)                                                       1,850                    58,201
Option Care, Inc.                                                                        1,500                    23,100
Pain Therapeutics, Inc. (a) (b)                                                          7,300                    63,583
Palomar Medical Technologies, Inc. (a)                                                   1,250                    43,388
Pozen, Inc. (a)                                                                          3,000                    54,210
Quidel Corp. (a)                                                                         2,000                    35,120
Radiation Therapy Services, Inc. (a)                                                     1,850                    48,729
Regeneration Technologies, Inc. (a)                                                      3,750                    42,188
Sciele Pharma, Inc. (a)                                                                  2,400                    56,544
SuperGen, Inc. (a)                                                                       7,500                    41,700
SurModics, Inc. (a) (b)                                                                  1,400                    70,000
Synovis Life Technologies, Inc. (a)                                                      2,000                    28,800
Syntha Pharmaceuticals Corp. (a) (b)                                                     3,000                    24,900
Tanox, Inc. (a) (b)                                                                      2,400                    46,584
Trubion Pharmaceuticals, Inc. (a) (b)                                                    3,000                    62,640
U.S. Physical Therapy, Inc. (a)                                                          3,300                    44,451
Viropharma, Inc. (a)                                                                     3,550                    48,990
Vital Signs, Inc.                                                                        1,400                    77,770
                                                                                                           -------------
                                                                                                               2,183,530
                                                                                                           -------------
Industrials--11.4%
AAON, Inc.                                                                               1,900                    60,515
American Railcar Industries, Inc.                                                          750                    29,250
Apogee Enterprises, Inc.                                                                 2,250                    62,595
Builders FirstSource, Inc. (a)                                                           3,000                    48,180
CDI Corp.                                                                                1,200                    38,640
CIRCOR International, Inc.                                                               1,100                    44,473
Comfort Systems USA, Inc.                                                                5,200                    73,736
Ducommun, Inc. (a)                                                                       2,500                    64,325
Dynamex, Inc. (a)                                                                        3,400                    86,802
Electro Rent Corporation                                                                 1,800                    26,172
EnPro Industries, Inc. (a)                                                               1,400                    59,906
Gehl Co. (a)                                                                             2,100                    63,756
Heico Corp.                                                                              1,400                    58,912
Heidrick & Struggles International (a)                                                   1,000                    51,240
Kadant, Inc. (a)                                                                         1,750                    54,600
Kaman Corp.                                                                              1,900                    59,261
Lamson & Sessions Co. (a)                                                                1,600                    42,512
Saia, Inc. (a)                                                                           1,200                    32,712
Standard Parking Corp. (a)                                                               1,100                    38,643
T-3 Energy Services, Inc. (a)                                                            1,100                    36,795
U.S. Concrete, Inc. (a)                                                                  5,000                    43,450
Volt Information Sciences, Inc. (a)                                                      1,350                    24,894
Waste Industries USA, Inc.                                                               1,800                    61,452
                                                                                                           -------------
                                                                                                               1,162,821
                                                                                                           -------------
Information--8.7%
Ambassadors Group, Inc.                                                                  1,950                    69,283
Audible, Inc. (a)                                                                        2,500                    25,200
Blue Coat Systems Inc. (a)                                                               1,700                    84,184
Chordiant Software, Inc. (a)                                                             3,500                    54,810
COMSYS IT Partners, Inc. (a)                                                             2,000                    45,620
CRA International, Inc. (a) (b)                                                            650                    31,330
Ennis, Inc.                                                                              2,100                    49,392
First Advantage Corp., Class A (a)                                                       2,450                    56,374
Greenfield Online, Inc. (a)                                                              3,450                    54,890
HMS Holdings Corp. (a)                                                                   2,500                    47,850
Infocrossing, Inc. (a) (b)                                                               4,600                    84,962
Internap Network Services Corp. (a)                                                      2,700                    38,934
Internet Capital Group, Inc. (a)                                                         4,900                    60,760
Interwoven, Inc. (a)                                                                     3,750                    52,650
Multi-Color Corp.                                                                          650                    25,552
SI International, Inc. (a)                                                               1,900                    62,738
SonicWall, Inc. (a)                                                                      4,900                    42,091
                                                                                                           -------------
                                                                                                                 886,620
                                                                                                           -------------
Materials--4.6%
Aceto Corp.                                                                              6,000                    55,620
Arch Chemicals, Inc.                                                                     1,250                    43,925
Buckeye Technologies, Inc. (a)                                                           3,150                    48,730
Koppers Holdings, Inc.                                                                   2,000                    67,360
Quaker Chemical Corp.                                                                    1,500                    35,400
Spartech Corp.                                                                           1,600                    42,480
Tredegar Corp.                                                                           2,000                    42,600
Wausau Paper Corp.                                                                       4,800                    64,320
Wheeling-Pittsburgh Corp. (a)                                                            3,500                    66,605
                                                                                                           -------------
                                                                                                                 467,040
                                                                                                           -------------
Oil And Gas Producer--3.2%
Brigham Exploration Co. (a)                                                              7,500                    44,025
Callon Petroleum Co. (a)                                                                 3,700                    52,429
Dawson Geophysical Co. (a)                                                               1,250                    76,825
Gulfport Energy Corp. (a)                                                                1,750                    34,965
MarkWest Hydrocarbon, Inc. (b)                                                           1,400                    80,402
Trico Marine Services, Inc. (a)                                                          1,000                    40,880
                                                                                                           -------------
                                                                                                                 329,526
                                                                                                           -------------
Technology--16.5%
Actel Corp. (a)                                                                          1,700                    23,647
Agilysys, Inc.                                                                           2,500                    56,250
Ansoft Corporation (a)                                                                   1,900                    56,031
Cabot Microelectronics (a)                                                               1,800                    63,882
Captaris, Inc. (a)                                                                       4,000                    20,480
Cirrus Logic, Inc. (a)                                                                   7,200                    59,760
Coinstar, Inc. (a)                                                                       1,600                    50,368
Computer Programs & Systems, Inc.                                                        1,450                    44,921
CPI International, Inc. (a)                                                              2,200                    43,626
CTS Corp.                                                                                4,350                    55,071
Digi International, Inc. (a)                                                             5,300                    78,122
Ditech Networks, Inc. (a)                                                                6,500                    53,235
DivX, Inc. (a) (b)                                                                       2,250                    33,750
Double-Take Software, Inc. (a)                                                           2,600                    42,666
EMS Technologies, Inc. (a)                                                               3,500                    77,210
Epicor Software Corp. (a)                                                                4,200                    62,454
EPIQ Systems, Inc. (a)                                                                   4,050                    65,448
Exar Corp. (a)                                                                           3,000                    40,200
i2 Technologies, Inc. (a) (b)                                                            1,800                    33,552
Landauer Inc.                                                                            1,450                    71,412
LTX Corp. (a)                                                                           10,000                    55,600
Manhattan Associates, Inc. (a)                                                           2,200                    61,402
Methode Electronics, Inc.                                                                4,400                    68,860
Micrel, Inc.                                                                             4,000                    50,880
MIPS Technologies, Inc. (a)                                                              6,000                    52,740
Moldflow Corp. (a)                                                                       1,000                    21,980
Park Electrochemical Corp.                                                               2,100                    59,178
Power Integrations, Inc. (a)                                                               750                    19,650
Radyne Corp. (a)                                                                         3,000                    32,010
Rudolph Technologies, Inc. (a)                                                           3,800                    63,118
Sonic Solutions (a)                                                                      4,800                    60,528
Supertex, Inc. (a)                                                                         850                    26,639
Techwell, Inc. (a)                                                                       3,000                    39,300
Vignette Corp. (a)                                                                       2,400                    45,984
                                                                                                           -------------
                                                                                                               1,689,954
                                                                                                           -------------
Telecommunications--1.7%
FairPoint Communications, Inc.                                                           1,700                    30,175
North Pittsburgh Systems, Inc.                                                           2,100                    44,625
Oplink Communications, Inc. (a)                                                          2,200                    33,000
RCN Corp. (a)                                                                            1,500                    28,185
Shenandoah Telecommunications Co. (b)                                                      750                    38,123
                                                                                                           -------------
                                                                                                                 174,108
                                                                                                           -------------
Utilities--1.6%
Central Vermont Public Service Corp.                                                     1,450                    54,636
Connecticut Water Service, Inc.                                                          1,000                    24,370
Laclede Group, Inc.                                                                      1,050                    33,474
Middlesex Water Co.                                                                      1,400                    26,894
Otter Tail Corp.                                                                           800                    25,656
                                                                                                           -------------
                                                                                                                 165,030
                                                                                                           -------------
Total Equities (Cost $9,720,559)                                                                              10,182,205
                                                                                                           -------------

INVESTMENT OF CASH COLLATERAL-10.9%                                                   Shares
                                                                                   ------------
BlackRock Cash Strategies L.L.C. (Cost $1,113,612)                                   1,113,612                 1,113,612
                                                                                                           --------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $10,834,171)                                                             11,295,817
                                                                                                           --------------
AFFILIATED INVESTMENTS--0.2%
Dreyfus Institutional Preferred
      Plus Money Market Fund (c) (cost $21,936)                                         21,936                    21,936
                                                                                                           -------------
TOTAL INVESTMENTS--110.8% (cost $10,856,107)                                                                  11,317,753
                                                                                                           -------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(10.8%)                                                                (1,104,125)
                                                                                                           -------------
NET ASSETS--100%                                                                                              10,213,628
                                                                                                           =============

Notes to Schedule of Investments:
REIT - Real Estate Investment Trust
(a) Non-income producing security.
(b) Security, or a portion of thereof, was on loan at June 30, 2007.
(c) Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $10,856,107. Net unrealized appreciation on investments was $461,646 of which $903,008 related to appreciated investment securities and $441,362 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
Mellon Institutional Market Neutral Fund
June 30, 2007 (Unaudited)

Security                                                                                            Shares      Value ($)
-------------------------------------------------------------------------------------------------------------------------
Equities--97.7% (a)
Consumer Discretionary--18.0%
99 Cents Only Stores (b)                                                                            1,800         23,598
Aeropostale, Inc. (b)                                                                                 500         20,840
American Eagle Outfitters                                                                           1,000         25,660
Big Lots, Inc. (b)                                                                                    800         23,536
Brinker International Inc                                                                             500         14,635
CBS Corporation Class B                                                                               500         16,660
Choice Hotels International, Inc.                                                                     300         11,856
D.R. Horton, Inc.                                                                                     500          9,965
Darden Restaurants, Inc.                                                                              200          8,798
Family Dollar Stores, Inc.                                                                            600         20,592
Gentex Corporation                                                                                    400          7,876
Goodyear Tire & Rubber Co. (b)                                                                        300         10,428
Harley-Davidson, Inc.                                                                                 300         17,883
Hasbro Inc.                                                                                           200          6,282
Kohl's Corp. (b)                                                                                      500         35,515
Mattel, Inc.                                                                                        1,300         32,877
Meredith Corp.                                                                                        500         30,800
Modine Manufacturing Co.                                                                              200          4,520
NutriSystem, Inc. (b)                                                                                 400         27,936
Ruby Tuesday                                                                                          500         13,165
Sherwin-Williams Corp.                                                                                300         19,941
Sotheby's Holdings, Inc.                                                                              400         18,408
Starwood Hotels & Resorts Worldwide, Inc. (b)                                                         100          6,707
The DIRECTV Group, Inc. (b)                                                                         1,200         27,732
TJX Cos, Inc.                                                                                         900         24,750
                                                                                                             -----------
                                                                                                                 460,960
                                                                                                             -----------
Consumer Staples--8.9%
Alberto-Culver Co.                                                                                    500         11,860
Colgate-Palmolive Co.                                                                                 100          6,485
Hormel Foods Corporation                                                                              300         11,205
McCormick & Co., Inc.                                                                                 800         30,544
NBTY, Inc. (b)                                                                                        400         17,280
Pepsi Bottling Group, Inc.                                                                            400         13,472
Procter & Gamble Co.                                                                                  200         12,238
Safeway, Inc.                                                                                         900         30,627
Sysco Corp.                                                                                         1,000         32,990
The Kroger Co.                                                                                        700         19,691
Walgreen Co.                                                                                        1,000         43,540
                                                                                                             -----------
                                                                                                                 229,932
                                                                                                             -----------
Energy--8.8%
Chesapeake Energy Corp.                                                                             1,400         48,440
Exxon Mobil Corp.                                                                                     100          8,388
Global Industries, Ltd. (b)                                                                           800         21,456
Holly Corp.                                                                                           400         29,676
Massey Energy                                                                                         800         21,320
Tesoro Corp.                                                                                          600         34,290
Tidewater, Inc.                                                                                       200         14,176
XTO Energy, Inc.                                                                                      800         48,080
                                                                                                             -----------
                                                                                                                 225,826
                                                                                                             -----------
Financial--11.8%
AmeriCredit Corp. (b)                                                                                 800         21,240
Bank of America Corp.                                                                                 500         24,445
CB Richard Ellis Group, Inc., Class A (b)                                                             100          3,650
Cincinnati Financial Corp.                                                                            800         34,720
CIT Group, Inc.                                                                                       300         16,449
HCC Insurance Holdings, Inc.                                                                        1,100         36,751
IndyMac Bancorp Inc.                                                                                  500         14,585
Jones Lang Lasalle                                                                                    400         45,400
Lehman Brothers Holdings, Inc.                                                                        300         22,356
Merrill Lynch & Co., Inc.                                                                             200         16,716
National City Corp.                                                                                   100          3,332
Reinsurance Group of America                                                                          100          6,024
SAFECO Corp.                                                                                          300         18,678
StanCorp Financial Group, Inc.                                                                        200         10,496
Wells Fargo & Company                                                                                 500         17,585
Whitney Holding Corp.                                                                                 300          9,030
                                                                                                             -----------
                                                                                                                 301,457
                                                                                                             -----------
Health Care--10.7%
Amerisourcebergen Corp.                                                                               600         29,682
Apria Healthcare Group, Inc. (b)                                                                      400         11,508
Beckman Coulter,Inc.                                                                                  200         12,936
Forest Laboratories, Inc. (b)                                                                         900         41,085
Health Management Associates, Inc., Class A                                                         1,200         13,632
Hlth Corp. (b)                                                                                        400          5,604
Intuitive Surgical, Inc. (b)                                                                          100         13,877
Johnson & Johnson                                                                                     300         18,486
Kinetic Concepts, Inc. (b)                                                                            300         15,591
Lifepoint Hospitals, Inc. (b)                                                                         400         15,472
Lincare Holdings, Inc. (b)                                                                            300         11,955
McKesson Corp.                                                                                        100          5,964
Mylan Laboratories, Inc.                                                                            1,400         25,466
Schering-Plough Corp.                                                                                 300          9,132
Wellcare Group, Inc. (b)                                                                              400         36,204
Zimmer Holdings, Inc. (b)                                                                             100          8,489
                                                                                                             -----------
                                                                                                                 275,083
                                                                                                             -----------
Industrials--8.5%
Allied Waste Industries, Inc. (b)                                                                   2,100         28,266
AMR Corp. (b)                                                                                         800         21,080
Continental Airlines, Inc., Class B (b)                                                               700         23,709
Gardner Denver, Inc. (b)                                                                              500         21,275
Jacobs Engineering Group, Inc. (b)                                                                    100          5,751
Korn/Ferry International (b)                                                                          400         10,504
Lockheed Martin Corp.                                                                                 300         28,239
Manpower, Inc.                                                                                        200         18,448
Paccar, Inc.                                                                                          100          8,704
Steelcase Inc., Class A                                                                               500          9,250
Terex Corp. (b)                                                                                       200         16,260
The Manitowoc Company, Inc.                                                                           200         16,076
Thomas & Betts Corp. (b)                                                                              200         11,600
                                                                                                             -----------
                                                                                                                 219,162
                                                                                                             -----------
Information Technology--15.9%
Apple Inc. (b)                                                                                        200         24,408
Applied Materials, Inc.                                                                               300          5,961
Avnet Inc. (b)                                                                                      1,000         39,640
AVX Corp.                                                                                             500          8,370
Convergys Corp. (b)                                                                                   400          9,696
Dolby Laboratories, Inc., Class A (b)                                                                 200          7,082
Harris Corp.                                                                                          500         27,275
Ingram Micro, Inc., Class A (b)                                                                       600         13,026
Intersil Corp., Class A                                                                               300          9,438
Intuit Inc. (b)                                                                                       200          6,016
Jack Henry & Associates, Inc.                                                                         400         10,300
Lam Research Corp. (b)                                                                                200         10,280
Lexmark International Inc., Class A (b)                                                               100          4,931
MEMC Electronic Materials, Inc. (b)                                                                   100          6,112
Mentor Graphics Corp. (b)                                                                           1,000         13,170
Micrel Inc.                                                                                         1,100         13,992
Molex Inc.                                                                                            600         18,006
MPS Group, Inc. (b)                                                                                   700          9,359
National Instruments Corp.                                                                            600         19,542
Network Appliance, Inc. (b)                                                                           500         14,600
Novellus Systems, Inc. (b)                                                                            700         19,859
Nvidia Corp. (b)                                                                                      300         12,393
Polycom, Inc. (b)                                                                                     500         16,800
Synopsys Inc. (b)                                                                                   1,400         37,002
Total System Services, Inc.                                                                         1,100         32,461
Western Digital Corp. (b)                                                                             400          7,740
Xerox Corp. (b)                                                                                       500          9,240
                                                                                                             -----------
                                                                                                                 406,699
                                                                                                             -----------
Materials--6.3%
Albemarle Corp.                                                                                       100          3,853
Bemis Co.                                                                                             600         19,908
Crown Holdings, Inc. (b)                                                                              500         12,485
Eagle Materials, Inc.                                                                                 300         14,715
Ecolab, Inc.                                                                                          400         17,080
International Paper Co                                                                                200          7,810
Olin Corp.                                                                                            700         14,700
Packaging Corp of America                                                                             500         12,655
Rohm & Haas Co.                                                                                       100          5,468
Sealed Air Corp.                                                                                      300          9,306
Steel Dynamics Inc.                                                                                   600         25,146
Titanium Metals Corp. (b)                                                                             300          9,570
Valspar Corp.                                                                                         300          8,523
                                                                                                             -----------
                                                                                                                 161,219
                                                                                                             -----------
Telecommunication Services--1.4%
Centurytel Inc                                                                                        100          4,905
Qwest Communications International Inc. (b)                                                         1,300         12,610
Telephone & Data Systems, Inc.                                                                        300         18,771
                                                                                                             -----------
                                                                                                                  36,286
                                                                                                             -----------
Utilities--7.4%
AGL Resources, Inc.                                                                                   300         12,144
CenterPoint Energy, Inc.                                                                              900         15,660
CMS Energy Corp.,                                                                                   1,300         22,360
Duke Energy Corp.                                                                                     800         14,640
Energy East Corp.                                                                                     700         18,263
NRG Energy, Inc. (b)                                                                                  200          8,314
Oneok Inc.                                                                                            100          5,041
P G & E Corp.                                                                                         200          9,060
Reliant Energy, Inc. (b)                                                                            1,500         40,425
Sierra Pacific Resources (b)                                                                        1,500         26,340
UGI Corp.                                                                                             200          5,456
Westar Energy, Inc.                                                                                   500         12,140
                                                                                                             -----------
                                                                                                                 189,843
                                                                                                             -----------
TOTAL EQUITIES (Cost $2,331,627)                                                                               2,506,467
                                                                                                             -----------

Short-Term Investments - 22.3%                                          Rate                    Par Value
                                                                        ----                    ---------
Bear Stearns Companies Inc. Repo Due 7/2/2007 (Dated 6/29/2007
collateralized by U.S. Treasury Strip, due 8/15/2021,
valued of $537,829 Repurchase proceeds are ($572,589)
(Cost $572,384)                                                        4.30%                      572,384        572,384
                                                                                                             -----------
TOTAL INVESTMENTS - 120.0% (cost $2,904,011)                                                                   3,078,851
                                                                                                             -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (20.0%)                                                                (514,526)
                                                                                                             -----------
NET ASSETS - 100%                                                                                              2,564,325
                                                                                                             ===========

Equities Sold Short - (98.1%)
Consumer Discretionary--(18.9%)
Apollo Group, Inc., Class A (b)                                                                     (300)       (17,529)
Barnes & Noble, Inc.                                                                                (100)        (3,847)
Borders Group, Inc.                                                                               (1,300)       (24,778)
BorgWarner, Inc.                                                                                    (200)       (17,208)
Career Education Corp. (b)                                                                          (600)       (20,262)
Centex Corp.                                                                                        (200)        (8,020)
Coldwater Creek Inc. (b)                                                                          (1,100)       (25,553)
Corinthian Colleges Inc. (b)                                                                        (400)        (6,516)
Dillard's Inc., Class A                                                                             (600)       (21,558)
DreamWorks Animation SKG, Class A (b)                                                               (800)       (23,072)
Eastman Kodak Co.                                                                                   (800)       (22,264)
H&R Block, Inc.                                                                                   (1,100)       (25,707)
Hearst-Argyle Television Inc                                                                        (200)        (4,820)
Johnson Controls Inc                                                                                (100)       (11,577)
Las Vegas Sands Corp. (b)                                                                           (100)        (7,639)
Ltd. Brands                                                                                         (300)        (8,235)
Macy's Inc.                                                                                         (300)       (11,934)
McDonalds Corp.                                                                                     (500)       (25,380)
MGM Mirage (b)                                                                                      (100)        (8,248)
Newell Rubbermaid, Inc.                                                                             (100)        (2,943)
Office Depot, Inc. (b)                                                                              (600)       (18,180)
Pacific Sunware of California (b)                                                                   (600)       (13,200)
Polo Ralph Lauren Corp.                                                                             (100)        (9,811)
Regis Corp.                                                                                         (200)        (7,650)
RH Donnelley Corp. (b)                                                                              (400)       (30,312)
Scientific Games Corp., Class A  (b)                                                                (800)       (27,960)
Stanley Works                                                                                       (100)        (6,070)
Starbucks Corp. (b)                                                                                 (900)       (23,616)
Tiffany & Co.                                                                                       (100)        (5,306)
Timberland Co., Class A (b)                                                                         (400)       (10,076)
Tractor Supply Co. (b)                                                                              (300)       (15,615)
Urban Outfitters, Inc. (b)                                                                          (800)       (19,224)
                                                                                                             -----------
                                                                                                               (484,110)
                                                                                                             -----------
Consumer Staples--(7.8%)
Archer-Daniels-Midland Co.                                                                          (700)       (23,163)
BJ'S Wholesale Club Inc. (b)                                                                        (500)       (18,015)
Church & Dwight Co., Inc.                                                                           (100)        (4,846)
Coca-Cola Co.                                                                                       (100)        (5,231)
Costco Wholesale Corp.                                                                              (100)        (5,852)
Hansen Natural Corp. (b)                                                                            (700)       (30,086)
Hershey Co.                                                                                         (200)       (10,124)
Ruddick Corp.                                                                                       (700)       (21,084)
Sara Lee Corp.                                                                                    (1,400)       (24,360)
Smithfield Foods, Inc. (b)                                                                          (300)        (9,237)
Supervalu, Inc.                                                                                     (400)       (18,528)
Tyson Foods, Inc., Class A                                                                        (1,300)       (29,952)
                                                                                                             -----------
                                                                                                               (200,478)
                                                                                                             -----------

Energy--(9.4%)
Diamond Offshore Drilling, Inc.                                                                     (300)       (30,468)
El Paso Corp.                                                                                     (1,000)       (17,230)
Encore Acquisition Co. (b)                                                                        (1,000)       (27,800)
Foundation Coal Holdings, Inc.                                                                      (700)       (28,448)
Overseas Shipholding Group, Inc.                                                                    (100)        (8,140)
Peabody Energy Corp.                                                                                (500)       (24,190)
Pride International, Inc. (b)                                                                       (400)       (14,984)
Range Resources Corp.                                                                               (400)       (14,964)
Schlumberger Ltd.                                                                                   (300)       (25,482)
Southwestern Energy Co. (b)                                                                         (700)       (31,150)
Transocean, Inc. (b)                                                                                (100)       (10,598)
Williams Cos Inc.                                                                                   (200)        (6,324)
                                                                                                             -----------
                                                                                                               (239,778)
                                                                                                             -----------

Financial--(10.4%)
AON Corp.                                                                                           (700)       (29,827)
City National Corp.                                                                                 (100)        (7,609)
Conseco, Inc. (b)                                                                                 (2,000)       (41,780)
First American Corp.                                                                                (300)       (14,850)
First Horizon National Corp.                                                                        (200)        (7,800)
Forest City Enterprises, Inc., Class A                                                              (300)       (18,444)
Leucadia National Corp.                                                                             (600)       (21,150)
Mercury General Corp.                                                                               (200)       (11,022)
MGIC Investment Corp.                                                                               (400)       (22,744)
Nuveen Investments, Class A                                                                         (300)       (18,645)
Progressive Corp./The                                                                               (900)       (21,537)
The PMI Group, Inc.                                                                                 (400)       (17,868)
The Travelers Cos, Inc.                                                                             (200)       (10,700)
Wilmington Trust Corp.                                                                              (200)        (8,302)
Zions Bancorporation                                                                                (200)       (15,382)
                                                                                                             -----------
                                                                                                               (267,660)
                                                                                                             -----------

Health Care--(10.5%)
Abbott Laboratories                                                                                 (500)       (26,775)
Allergan, Inc.                                                                                      (400)       (23,056)
Barr Pharmaceuticals, Inc. (b)                                                                      (400)       (20,092)
Boston Scientific Corp. (b)                                                                       (1,800)       (27,612)
Bristol-Myers Squibb Co.                                                                          (1,000)       (31,560)
Covance, Inc. (b)                                                                                   (300)       (20,568)
Manor Care, Inc.                                                                                    (400)       (26,116)
Omnicare, Inc.                                                                                      (800)       (28,848)
PerkinElmer, Inc.                                                                                   (600)       (15,636)
Pharmaceutical Product Development, Inc.                                                            (700)       (26,789)
Resmed, Inc. (b)                                                                                    (200)        (8,252)
Respironics, Inc. (b)                                                                               (100)        (4,259)
Watson Pharmaceuticals, Inc. (b)                                                                    (300)        (9,759)
                                                                                                             -----------
                                                                                                               (269,322)
                                                                                                             -----------

Industrials--(10.2%)
Airtran Holdings Inc. (b)                                                                         (1,200)       (13,104)
Alaska Air Group, Inc. (b)                                                                          (500)       (13,930)
Alexander & Baldwin, Inc.                                                                           (500)       (26,555)
Burlington Northern Santa Fe Corp.                                                                  (100)        (8,514)
Deere & Co.                                                                                         (100)       (12,074)
Expeditors International Washington, Inc.                                                           (200)        (8,260)
Flowserve Corp.                                                                                     (300)       (21,480)
Fluor Corp.                                                                                         (100)       (11,137)
GATX Corp.                                                                                          (300)       (14,775)
General Dynamics Corp.                                                                              (100)        (7,822)
Hubbell, Inc., Class B                                                                              (500)       (27,110)
Kennametal, Inc.                                                                                    (100)        (8,203)
MSC Industrial Direct Co., Inc., Class A                                                            (100)        (5,500)
Shaw Group Inc. (b)                                                                                 (900)       (41,661)
Stericycle, Inc. (b)                                                                                (200)        (8,892)
The Brink's Co.                                                                                     (200)       (12,378)
Timken Co.                                                                                          (300)       (10,833)
USG Corp. (b)                                                                                       (200)        (9,808)
                                                                                                             -----------
                                                                                                               (262,036)
                                                                                                             -----------

Information Technology--(12.5%)
ADTRAN, Inc.                                                                                        (400)       (10,388)
Advanced Micro Devices, Inc. (b)                                                                  (2,200)       (31,460)
Avocent Corp. (b)                                                                                   (400)       (11,604)
CA, Inc.                                                                                          (1,000)       (25,830)
Ciena Corp. (b)                                                                                     (500)       (18,065)
Cypress Semiconductor Corp. (b)                                                                     (500)       (11,645)
Dell, Inc. (b)                                                                                    (1,000)       (28,550)
Electronic Arts Inc. (b)                                                                            (600)       (28,392)
Hewitt Associates, Inc. Class A (b)                                                                 (900)       (28,800)
Intel Corp.                                                                                         (700)       (16,632)
Linear Technology Corp.                                                                             (500)       (18,090)
Motorola , Inc.                                                                                   (1,500)       (26,550)
Sandisk Corp. (b)                                                                                   (600)       (29,364)
Silicon Laboratories, Inc. (b)                                                                      (900)       (31,149)
Tech Data Corp. (b)                                                                                 (100)        (3,846)
                                                                                                             -----------
                                                                                                               (320,365)
                                                                                                             -----------

Materials--(6.8%)
Bowater, Inc.                                                                                       (500)       (12,475)
Cytec Industries, Inc.                                                                              (200)       (12,754)
Glatfelter                                                                                        (1,200)       (16,308)
Lyondell Chemical Co.                                                                               (700)       (25,984)
Martin Marietta Materials, Inc.                                                                     (100)       (16,202)
Meadwestvaco Corp.                                                                                  (900)       (31,788)
Monsanto Co.                                                                                        (100)        (6,754)
Owens-Illinois, Inc. (b)                                                                            (300)       (10,500)
Smurfit-Stone Container Corp. (b)                                                                   (700)        (9,317)
Vulcan Materials Co.                                                                                (100)       (11,454)
Westlake Chemical Corp.                                                                             (200)        (5,624)
Weyerhaeuser Co.                                                                                    (189)       (14,918)
                                                                                                             -----------
                                                                                                               (174,078)
                                                                                                             -----------

Telecommunications Services--(2.9%)
AT&T, Inc.                                                                                          (300)       (12,450)
Crown Castle International Corp. (b)                                                                (400)       (14,508)
SBA Communications Corp., Class A (b)                                                               (900)       (30,231)
Sprint Nextel Corp.                                                                                 (500)       (10,355)
Windstream Corp.,                                                                                   (500)        (7,380)
                                                                                                             -----------
                                                                                                                (74,924)
                                                                                                             -----------

Utilities--(8.7%)
Black Hills Corp.                                                                                   (200)        (7,950)
Dominion Resource Inc-VA                                                                            (300)       (25,893)
DPL, Inc.                                                                                           (900)       (25,506)
Equitable Resources, Inc.                                                                           (800)       (39,648)
Exelon Corp.                                                                                        (400)       (29,040)
National Fuel Gas Co.                                                                               (600)       (25,986)
PPL Corp.                                                                                           (400)       (18,716)
Public Service Enterprise Group, Inc.                                                               (200)       (17,556)
Questar Corp.                                                                                       (600)       (31,710)
                                                                                                             -----------
                                                                                                               (222,005)
                                                                                                             -----------
Total Equities Sold Short (Proceeds $2,312,631)                                                              (2,514,756)
                                                                                                             -----------

Notes to Schedule of Investments:
(a) Securities are pledged as collateral for short sales.
(b) Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,216,642. Net unrealized depreciation on investments was $27,284 of which $299,451 related to appreciated investment securities and $326,735 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
Newton International Equity Fund
June 30, 2007 (Unaudited)

Security                                                                   Shares                             Value ($)
-----------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 99.6%
Equities--99.6%
Argentina--0.3%
Pampa Holding SA - GDR (a)                                                  7,171                               160,775
                                                                                                 ----------------------
Australia--3.1%
ABC Learning Centers Ltd.                                                  44,516                               260,316
Telstra Corp. IR                                                           69,312                               182,628
Telstra Corp. Ltd.                                                        145,581                               565,375
Transurban Group                                                           64,089                               434,211
                                                                                                 ----------------------
                                                                                                              1,442,530
                                                                                                 ----------------------
Belgium--0.7%
KBC Groupe                                                                  2,545                               341,316
                                                                                                 ----------------------
Brazil--7.4%
All America Latina Logistica                                               46,739                               639,995
Companhia de Bebidas das Americas - ADR (a)                                 6,734                               471,380
Diagnosticos da America SA                                                 21,179                               467,959
Gafisa SA                                                                  24,832                               388,966
Natura Cosmeticos SA                                                       29,100                               422,614
Petroleo Brasileiro SA - ADR                                                6,326                               674,858
Porto Seguro SA                                                             9,900                               379,979
                                                                                                 ----------------------
                                                                                                              3,445,751
                                                                                                 ----------------------
Canada--0.4%
Oncolytics Biotech Inc. (a)                                                93,674                               189,267
                                                                                                 ----------------------
Chile--0.7%
Empresa Nacional de Telecomunicaciones SA                                  20,591                               351,058
                                                                                                 ----------------------
China--1.0%
Jiangsu Expressway Co., Ltd.                                              468,000                               472,854
                                                                                                 ----------------------
Colombia--0.6%
Suramericana de Inversiones                                                31,144                               293,469
                                                                                                 ----------------------
Finland--1.4%
Nokia Oyj                                                                  23,840                               670,176
                                                                                                 ----------------------
France--9.8%
Alcatel SA                                                                 37,751                               526,675
Alstom                                                                      3,345                               556,942
AXA SA                                                                      8,566                               367,560
L'Oreal SA                                                                  2,960                               349,831
Societe Generale                                                            3,131                               578,549
Thales SA                                                                   8,859                               540,792
Total SA                                                                   12,211                               991,210
Veolia Environment                                                          4,954                               387,181
Veolia RTS                                                                  4,954                                 5,632
Vivendi SA                                                                  6,582                               283,005
                                                                                                 ----------------------
                                                                                                              4,587,377
                                                                                                 ----------------------
Germany--11.9%
Allianz SE                                                                  2,117                               496,067
Comdirect Bank AG                                                          21,814                               299,938
Deutsche Boerse AG                                                          6,086                               689,536
Deutsche Post AG                                                           11,347                               368,659
Deutsche Wohnen AG                                                          6,350                               329,433
E On AG                                                                     4,933                               828,859
Fresenius Medical Care AG & Co. KGaA                                        7,275                               335,781
Gerry Weber International AG                                               10,024                               303,622
K+S AG                                                                      2,478                               379,089
Praktiker Bau und Heimwerkermaerkte AG                                     12,416                               503,538
Siemens AG                                                                  2,911                               418,783
Symrise AG (a)                                                             20,394                               609,961
                                                                                                 ----------------------
                                                                                                              5,563,266
                                                                                                 ----------------------
Hong Kong--2.4%
Esprit Holdings Ltd.                                                       47,000                               596,299
Shanghai Real Estates Ltd.                                              1,366,000                               529,356
                                                                                                 ----------------------
                                                                                                              1,125,655
                                                                                                 ----------------------
Indonesia--1.4%
Astra International Tbk                                                   172,500                               322,841
Bank Central Asia Tbk                                                     538,500                               325,008
                                                                                                 ----------------------
                                                                                                                647,849
                                                                                                 ----------------------
Italy--2.6%
UniCredito Italiano Spa                                                    43,246                               385,246
UniCredito Italiano SpA                                                    46,814                               416,204
Unipol Rights                                                             120,895                                     0
Unipol SA                                                                 120,895                               413,722
                                                                                                 ----------------------
                                                                                                              1,215,172
                                                                                                 ----------------------
Japan--8.6%
Canon, Inc.                                                                 9,900                               581,549
Japan Tobacco, Inc.                                                           104                               513,747
Mitsubishi Corp.                                                           21,000                               551,105
NTT Data Corp.                                                                 57                               270,921
The Daimaru, Inc.                                                          29,000                               347,067
Toyota Motor Corp.                                                         15,800                             1,001,300
Yamada Denki Co., Ltd.                                                      7,280                               761,833
                                                                                                 ----------------------
                                                                                                              4,027,522
                                                                                                 ----------------------
Kazakhstan--0.7%
Kazkommertsbank - GDR (a)                                                  15,751                               346,522
                                                                                                 ----------------------
Malaysia--1.4%
AMMB Holdings Berhad                                                      231,000                               289,252
Bursa Malaysia Bhd                                                        107,700                               355,878
                                                                                                 ----------------------
                                                                                                                645,130
                                                                                                 ----------------------
Netherlands--2.9%
Philips Electronics NV                                                     17,102                               724,978
Reed Elsevier NV                                                           14,349                               273,526
Royal Numico NV                                                             6,563                               340,796
                                                                                                 ----------------------
                                                                                                              1,339,300
                                                                                                 ----------------------
Norway--2.5%
Statoil ASA                                                                38,253                             1,184,341
                                                                                                 ----------------------
Panama--0.2%
Intergroup Financial Services Corp. (a)                                     4,600                                72,496
                                                                                                 ----------------------
Russia--0.9%
AFK Sistema - GDR (a)                                                      12,257                               348,099
Pharmstandard - GDR (a)                                                     3,500                                58,730
                                                                                                 ----------------------
                                                                                                                406,829
                                                                                                 ----------------------
Singapore--2.4%
DBS Group Holdings, Ltd.                                                   33,000                               491,636
Singapore Airlines Ltd.                                                    53,000                               651,072
                                                                                                 ----------------------
                                                                                                              1,142,708
                                                                                                 ----------------------
South Africa--0.6%
MTN Group Ltd.                                                             21,399                               291,292
                                                                                                 ----------------------
South Korea--2.1%
Hana Financial Group, Inc.                                                  5,710                               278,514
LG Telecom Ltd. (a)                                                        28,560                               316,955
Samsung Fire & Marine Insurance Co., Ltd.                                   1,940                               373,885
                                                                                                 ----------------------
                                                                                                                969,354
                                                                                                 ----------------------
Sweden--2.0%
Tele2 AB                                                                   28,173                               459,948
Telefonaktiebolaget LM Ericsson                                           117,263                               467,988
                                                                                                 ----------------------
                                                                                                                927,936
                                                                                                 ----------------------
Switzerland--11.9%
ABB Ltd.                                                                   20,503                               461,561
Adecco SA                                                                   7,964                               614,990
Bank Sarasin & Cie AG                                                          70                               297,679
Compagnie Financiere Richemont AG                                           7,518                               449,299
Nestle SA                                                                   2,163                               821,851
Nobel Biocare Holding AG                                                    1,218                               397,868
Novartis AG                                                                14,212                               800,292
Roche Holding AG                                                            4,832                               857,516
Syngenta AG                                                                 2,324                               453,319
Synthes, Inc.                                                               3,361                               403,548
                                                                                                 ----------------------
                                                                                                              5,557,923
                                                                                                 ----------------------
Taiwan--1.4%
Fubon Financial Holding Co., Ltd.                                         312,000                               285,932
Taiwan Semiconductor Manufacturing Co. Ltd.                               169,000                               366,033
                                                                                                 ----------------------
                                                                                                                651,965
                                                                                                 ----------------------
Thailand--1.6%
Bangkok Bank Public Company Ltd.                                           90,900                               350,943
Bank of Ayudhya Pcl                                                       511,400                               396,497
                                                                                                 ----------------------
                                                                                                                747,440
                                                                                                 ----------------------
United Kingdom--16.7%
Admiral Group PLC                                                          18,531                               328,785
Anglo American PLC                                                         13,056                               764,187
BP PLC                                                                     87,225                             1,050,718
British American Tobacco PLC                                               23,164                               787,124
Cable & Wireless PLC                                                      173,511                               673,869
Eaga PLC (a)                                                               47,007                               202,221
GlaxoSmithKline PLC                                                        25,441                               666,388
ICAP PLC                                                                   78,239                               771,079
Smith & Nephew PLC                                                         22,306                               276,006
Standard Chartered PLC                                                     24,127                               787,131
Vodafone Group PLC                                                        245,711                               826,722
Xstrata PLC                                                                11,529                               687,706
                                                                                                 ----------------------
                                                                                                              7,821,936
                                                                                                 ----------------------
Total Equities (Cost $39,050,104)                                                                            46,639,209
                                                                                                 ----------------------


Affiliated Investments--0.3%
Dreyfus Institutional Preferred Plus Money Market Fund                    150,001                               150,001
                                                                                                 ----------------------
   (Cost $150,001)
TOTAL INVESTMENTS--99.9% (Cost $39,200,105)                                                                  46,789,210
                                                                                                 ----------------------
OTHER ASSETS, LESS LIABILITIES--0.1%                                                                             32,313
                                                                                                 ----------------------
NET ASSETS--100%                                                                                             46,821,523
                                                                                                 ======================

Notes to Schedule of Investments:
ADR - American Depository Receipts
GDR - Global Depository Receipts
IR - Installment Receipts
a Non-income producing security.
b Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $39,200,105. Net unrealized appreciation on investments was $7,589,105 of which $7,970,779 related to appreciated investment securities and $381,674 related to depreciated investment securities.


At June 30, 2007 the Fund held the following forward foreign currency exchange contracts:

                                   Local            Contract
                                 Principal           Value          Value at        USD Amount         Unrealized
Contracts to Deliver               Amount             Date        June 30, 2007     to Receive   Appreciation/Depreciation
--------------------------------------------------------------------------------------------------------------------------
Japanese Yen                     2,338,578          7/3/2007    $    19,000      $    19,007          $       7
Norwegian Krone                  2,132,221        10/15/2007        362,295          351,602            (10,693)
Singapore Dollar                   625,135        11/15/2007        412,944          409,736             (3,208)
Swedish Krona                    1,902,194          7/2/2007        278,261          277,369               (892)
                                                                ----------------------------------------------------------
                                                                $ 1,072,500      $ 1,057,714          $ (14,786)
                                                                ==========================================================


                                   Local            Contract
                                 Principal           Value          Value at        USD Amount         Unrealized
Contracts to Receive               Amount             Date        June 30, 2007     to Deliver   Appreciation/Depreciation
--------------------------------------------------------------------------------------------------------------------------
British Pound                      102,692          7/2/2007    $   206,196      $   205,446          $     750
Norwegian Krone                  2,132,221        10/15/2007        362,295          353,660              8,635
Singapore Dollar                   625,135        11/15/2007        412,944          417,613             (4,669)

                                                                ----------------------------------------------------------
                                                                $   981,435      $   976,719          $   4,716
                                                                ==========================================================

Mellon Institutional Funds Investment Trust
Standish Mellon Intermediate Tax Exempt Bond Fund
June 30, 2007 (Unaudited)

Security                                                                 Maturity       Par Value               Value ($)
-------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS - 98.7%
BONDS--96.7%

GENERAL OBLIGATIONS--13.5%
ABAG CA Odd Fellows Homes                                               8/15/2014       1,000,000              1,011,830
Austin Texas Independent  School District PSF-GTD NCL                    8/1/2016       1,000,000              1,059,030
California State                                                        10/1/2011          70,000                 72,188
California State                                                         6/1/2014       1,435,000              1,508,415
California State                                                         8/1/2016         750,000                792,533
California State NCL                                                    11/1/2011         300,000                321,123
Commonwealth of Massachusetts NCL                                       11/1/2010       1,350,000              1,434,861
Magnolia Texas Independent School District Refunding PSF-GTD            8/15/2018       1,000,000              1,056,030
Massachusetts State                                                      7/1/2012       2,000,000              2,085,960
New York N Y                                                             9/1/2014       1,000,000              1,066,170
New York NY NCL                                                          6/1/2011       1,000,000              1,034,690
New York NY NCL                                                          8/1/2011         770,000                797,774
New York NY NCL                                                          8/1/2011       1,700,000              1,761,319
New York NY NCL                                                          8/1/2013       1,500,000              1,570,230
Pasadena Texas Indpt School District, General Obligation NCL            2/15/2015       1,360,000              1,433,821
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)(b)                   7/1/2018       2,325,000              2,345,739
Puerto Rico Public Building Authority Revenue (b)                        7/1/2028       1,000,000              1,027,960
San Antonio Tex Apartment Systems Revenue AMT FSA                        7/1/2013       1,000,000              1,036,610
San Antonio Texas NCL                                                    2/1/2015       1,000,000              1,050,740
Spring Branch Texas Independent School District PSF GTD                  2/1/2014       1,000,000              1,085,850
Texas Refunding (College Student Loan) AMT NCL                           8/1/2017       1,000,000              1,035,180
                                                                                                         ---------------
                                                                                                              24,588,053
                                                                                                         ---------------
GOVERNMENT BACKED--11.2%
Alpine UT School District                                               3/15/2011          25,000                 25,366
Dallas Texas Indpt School District                                      2/15/2017       1,500,000              1,592,520
District of Columbia Prerefunded MBIA NCL                                6/1/2010          10,000                 10,498
Golden State Tobacco Securitization Corporation (a)                      6/1/2021         155,000                156,773
Goose Creek TX Independent School District                              8/15/2009         110,000                116,955
Goose Creek TX Independent School District                              8/15/2009         260,000                275,842
Goose Creek TX Independent School District PSF-GTD                      8/15/2009         230,000                244,543
Mass DFA Williston School                                               10/1/2013         185,000                191,505
Massachusetts  FSA                                                      12/1/2023       1,000,000              1,059,570
Massachusetts MBIA                                                      11/1/2015       1,000,000              1,058,940
Met Govt Nashville & Davidson TN Industrial Development
Board Revenue Prerefunded                                              11/15/2010       1,000,000              1,093,380
Milwaukee Wisconsin Met Sew District                                    10/1/2019       1,000,000              1,066,080
New Jersey State Transportation FSA                                    12/15/2014         770,000                853,907
Northern TOB Securitization Alaska                                       6/1/2031       1,000,000              1,069,020
Northern TOB Securitization Corp. Alaska                                 6/1/2015         425,000                428,009
Oklahoma DFA Revenue                                                    8/15/2029       1,000,000              1,045,050
Oklahoma DFA Revenue Hillcrest Healthcare System                        8/15/2019       2,185,000              2,283,434
Osceola County School Board COP AMBAC                                    6/1/2027       1,000,000              1,062,460
Palm Beach County FL Solid Waste AMBAC                                  10/1/2009          60,000                 62,738
Puerto Rico Commonwealth Highway & Transportation Authority Revenue      7/1/2041       1,500,000              1,620,465
Texas Municipal Power Agency MBIA (c)                                    9/1/2016          10,000                  6,744
Tobacco Settlement Authority Iowa                                        6/1/2035       2,000,000              2,131,700
Tobacco Settlement Funding Corporation NJ                                6/1/2010         500,000                514,815
Tobacco Settlement Funding Corporation NJ                                6/1/2019         215,000                216,217
Tobacco Settlement Funding Corporation NJ                                6/1/2039       1,855,000              2,117,742
                                                                                                         ---------------
                                                                                                              20,304,273
                                                                                                         ---------------
HOUSING REVENUE--3.6%
California Housing Finance Agency AMT                                    2/1/2041       1,500,000              1,497,675
Colorado HFA Single Family Project AMT (a)                               2/1/2031       1,335,000              1,413,324
Colorado HFA Single Family Project AMT (a)                               8/1/2032       1,080,000              1,140,534
Florida Housing Finance Corp. FSA                                        1/1/2017          30,000                 30,163
Illinois Financial Authority Student Housing Revenue NCL                 6/1/2012       1,160,000              1,191,912
Ohio HFA Mortgage Revenue AMT GNMA                                       9/1/2018         180,000                182,682
Rhode Island Housing & Mortgage Finance Corp.                           10/1/2016         135,000                136,530
Tennessee Housing Development Agency Homeownership Project AMT NCL       7/1/2007         840,000                840,000
Utah HFA ATM SFM                                                         7/1/2020         175,000                176,619
                                                                                                         ---------------
                                                                                                               6,609,439
                                                                                                         ---------------
INDUSTRIAL DEVELOPMENT--6.1%
Connecticut Gaming Authority Mohegan Tribe                               1/1/2011         900,000                914,265
Dayton Ohio Special Facilities Revenue AMT NCL                          10/1/2009       1,000,000              1,044,190
Gloucester NJ Resource Recovery (b)                                     12/1/2029         500,000                526,480
Golden State Tobacco Securitization Corporation (d)                      6/1/2023         750,000                646,545
Golden State Tobacco Securitization Corporation                          6/1/2027       2,235,000              2,152,327
Hendersonville TN Kroger                                               12/15/2008         120,000                121,000
Mass DFA Waste Management Resource Recovery AMT (b)                     12/1/2029         500,000                525,880
Northern TOB Securitization Corp. Alaska                                 6/1/2023         980,000                957,783
San Manuel Entertainment Series 2004-C                                  12/1/2016       1,000,000                999,200
Tobacco Settlement Authority Southern California                         6/1/2025         975,000                955,295
Tobacco Settlement Authority Washington                                  6/1/2026         935,000              1,014,681
Tobacco Settlement Funding Corp. NJ                                      6/1/2023       1,165,000              1,127,440
                                                                                                         ---------------
                                                                                                              10,985,086
                                                                                                         ---------------
INSURED BOND--41.8%
Alabama Agriculture & Mechanical Univ Revenue AMBAC NCL                 11/1/2013       1,000,000              1,053,040
Atlanta GA Apartment Revenue AMT FSA NCL                                 1/1/2012         900,000                938,295
Broward County FL School Board AMBAC                                     7/1/2013       1,000,000              1,046,820
Broward County Florida School Board Certificates of
  Participation FGIC                                                     7/1/2013       1,000,000              1,046,820
California State AMBAC                                                   4/1/2016       1,000,000              1,135,150
Carroll Texas Independent School District MBIA                          2/15/2016       1,155,000              1,221,135
Charleston SC COP MBIA                                                  12/1/2008       1,000,000              1,030,350
Chicago AMT AMBAC                                                        1/1/2012       1,000,000              1,040,150
Chicago Illinois Transportation Authority AMBAC                          6/1/2013       1,000,000              1,061,890
Chicago International Airport Revenue FGIC                               1/1/2014       1,000,000              1,059,090
Chicago O'Hare International Airport MBIA NCL                            1/1/2017       1,000,000              1,069,360
Citizens Property Insurance Corp. FL MBIA                                3/1/2014       1,000,000              1,051,310
Clark County AMBAC                                                      11/1/2013       1,000,000              1,052,470
Clark County Nevada Airport Revenue AMT FGIC NCL                         7/1/2012       1,000,000              1,044,980
Cleveland Ohio Waterworks Revenue MBIA                                   1/1/2013       1,500,000              1,565,490
Colorado State Department of Corrections Penitentiary II
  Project B AMBAC                                                        3/1/2015       1,000,000              1,057,220
Cook County IL High School FGIC NCL                                     12/1/2014         750,000                932,468
Cook County IL School District FSA NCL                                   5/1/2010       1,750,000              1,880,498
Denver Colorado City and County Airport Revenue AMT FGIC                11/15/2013      1,000,000              1,045,980
District of Columbia MBIA NCL                                            6/1/2010          15,000                 15,725
Douglas County CO School District MBIA                                  12/15/2012        625,000                713,600
Fairfax County VA EDA Residential Recovery AMT AMBAC NCL                 2/1/2011       1,000,000              1,062,040
Farmington New Mexico Pollution Control Revenue FGIC (a)(b)              4/1/2029       2,000,000              1,975,260
Fort Bend County MBIA NCL                                                3/1/2014       1,000,000              1,050,720
Golden State Tobacco Securitization Corporation AMBAC                    6/1/2020         500,000                511,915
Harris County Texas Health Facility Development Corp. MBIA               6/1/2013       1,000,000              1,093,230
Harris County Texas Toll Revenue FGIC NCL                                8/1/2012       1,000,000              1,087,610
Hawaii Harbor AMT FSA                                                    1/1/2014       1,000,000              1,040,990
Hillsborough County Fl Assessment Revenue FGIC                           3/1/2013       1,000,000              1,040,360
Hillsborough County Florida Utility Revenue AMBAC                        8/1/2012       1,000,000              1,068,210
Honolulu Hawaii City & County Board Water Supply AMT MBIA                7/1/2014       1,000,000              1,040,640
Indianapolis Airport Authority AMT AMBAC                                 1/1/2017       1,000,000              1,040,380
Intermountain Power Agency MBIA NCL                                      7/1/2010       1,000,000              1,071,800
Louisville & Jefferson County KY Regional Airport Authority
Revenue FSA AMT                                                          7/1/2011       1,355,000              1,420,596
Lubbock County Texas FSA                                                2/15/2021       1,000,000                988,930
Mass HEFA Lahey Clinic Medical Center FGIC                              8/15/2014       1,000,000              1,049,950
Mesa Arizona Utility System Revenue FGIC                                 7/1/2018       1,000,000              1,069,840
Mesa Arizona Utility System Revenue MBIA NCL                             7/1/2020       1,250,000              1,463,888
Metropolitan Washington DC Apartment Authority System AMT MBIA          10/1/2012       1,000,000              1,036,730
Metropolitan Washington DC Arpt Authority AMT FGIC NCL                  10/1/2012       1,715,000              1,817,917
Miami Dade County Florida Aviation Revenue AMT MBIA                     10/1/2014       1,000,000              1,050,320
Michigan City School District FSA NCL                                    5/1/2014       1,000,000              1,056,080
Midlothian Texas Development Authority RADIAN                          11/15/2013         530,000                548,937
Nassau County NY FGIC                                                    7/1/2010          25,000                 26,453
New Jersey Health Care Facilities Financing Authority Revenue
  AMBAC (a)                                                              8/1/2021         460,000                462,397
New Jersey State Transportation FSA                                    12/15/2014         230,000                254,129
New Jersey Transition Corporation COP AMBAC NCL                         9/15/2014       1,000,000              1,066,470
New York Dormitory Authority Presbyterian Hospital AMBAC (a)             8/1/2013          25,000                 25,020
New York Dormitory Authority State University Educational
  Facilities MBIA                                                       5/15/2015       1,000,000              1,066,910
New York Dormitory Authority State University Educational
  Facilities MBIA IBC                                                   5/15/2015       2,000,000              2,140,020
North Carolina Medical Care Community HCF Revenue AMBAC                 10/1/2012         750,000                784,005
North Slope Boro Alaska MBIA                                            6/30/2016       1,000,000              1,061,670
Palm Beach County Florida Public Improvement Revenue AMBAC               6/1/2015       1,000,000              1,058,130
Palm Beach County Florida School Board Certificates of
  Participation MBIA                                                     8/1/2011       1,000,000              1,034,930
Palm Beach County Florida School Board COP AMBAC                         8/1/2013       1,000,000              1,047,370
Palm Beach County Florida Solid Waste Authority Revenue AMBAC           10/1/2011       1,000,000              1,035,020
Pasco County FL Solid Waste AMBAC AMT NCL                                4/1/2010       1,000,000              1,048,680
Pennsylvania Economic DFA Resource Recovery Revenue AMT AMBAC           12/1/2012       1,000,000              1,031,940
Philadelphia School District FSA NCL                                     2/1/2011       1,000,000              1,060,070
Platte River Power Authority Colorado Power Revenue FSA                  6/1/2013       2,000,000              2,104,200
Port Authority NY & NJ FGIC AMT                                         10/1/2013       1,000,000              1,043,440
Port Saint Lucie Florida Community Redevelopment Agency Revenue MBIA     1/1/2019       1,550,000              1,626,415
Port Seattle Washington Revenue AMBAC                                   10/1/2014       2,000,000              2,088,700
Puerto Rico Electric Power Authority Revenue XLCA                        7/1/2016         500,000                550,605
Raleigh Durham Airport Authority Airport Revenue AMT FGIC NCL            5/1/2014       1,190,000              1,238,017
St Louis Airport Revenue FSA                                             7/1/2013       1,000,000              1,047,360
Saint Louis Airport Revenue FSA NCL                                      7/1/2014       1,250,000              1,313,888
Stafford TX Economic Development FGIC                                    9/1/2015         525,000                590,426
Sweetwater County Wyoming Impt Project Powers Board Lease
  Revenue MBIA                                                         12/15/2009       1,120,000              1,149,490
Wisconsin State Certificate Participation MBIA NCL                       3/1/2010       2,295,000              2,356,827
                                                                                                         ---------------
                                                                                                              75,960,766
                                                                                                         ---------------
LEASE REVENUE--5.6%
Greenville County South Carolina School District                        12/1/2011       1,000,000              1,034,270
New Jersey B PPTYS Lease Revenue King County Washington Project         12/1/2014       1,000,000              1,054,330
New Jersey Economic Development Authority Revenue School
  Facilities Construction NCL                                            9/1/2012       1,000,000              1,042,330
New York Dormitory Authority Revenue (b)                                11/15/2023      2,500,000              2,623,175
New York State Thruway Authority Service Contract Revenue NCL            4/1/2011       1,000,000              1,035,050
Puerto Rico Public Financial Corp. LOC: Government Development
  Bank for Puerto  Rico (b)                                              8/1/2027       2,250,000              2,372,580
Tobacco Settlement Funding Corp. NY                                      6/1/2013       1,000,000              1,010,440
                                                                                                         ---------------
                                                                                                              10,172,175
                                                                                                         ---------------
REVENUE BONDS--11.3%
Alaska Student Loan Corp., Revenue AMT NCL                               6/1/2014       1,000,000              1,067,280
Energy Northwest Washington Electricity Revenue                          7/1/2011       1,000,000              1,034,660
Energy Northwest Washington Electricity Revenue                          7/1/2015       1,000,000              1,088,160
Franklin County Ohio Revenue Refunding Trinity Health Credit NCL         6/1/2014       1,340,000              1,402,002
Illinois DFA Depaul University NCL                                      10/1/2011       1,000,000              1,049,930
Illinois HEFA Condell Medical Center                                    5/15/2010         270,000                273,783
Indiana Health Facility Financing Authority Revenue                     11/1/2011         500,000                517,630
Lubbock TX Health Facilities Development St. Joseph Healthcare System    7/1/2008       2,000,000              2,021,900
Main Street National Gas, Inc. Georgia Gas Project Revenue              3/15/2018       1,000,000              1,041,150
Mass HEFA Partners NCL                                                   7/1/2012       1,250,000              1,303,149
Metropolitan Transportation Authority NY Revenue                       11/15/2014       1,000,000              1,069,109
Michigan State Hospital Finance Authority                              11/15/2010       1,000,000              1,032,540
New Hampshire HEFA Monadnock Hospital                                   10/1/2007         100,000                100,200
New Mexico State Hospital Equipment Loan Revenue Presbyterian
  Healthcare Services                                                    8/1/2012       1,000,000              1,072,470
New York NY City Industrial Development Agency Special Facility
  Revenue                                                                1/1/2014       1,000,000              1,062,660
Puerto Rico Commonwealth Highway and Transportation
Authority Revenue AMT                                                    7/1/2016       1,000,000              1,044,900
SA Energy Acquisition Public Facility Corporation,Gas Supply Revenue     8/1/2014       1,000,000              1,056,120
Tennessee Energy Acquisition Corp.                                       9/1/2017       3,000,000              3,196,740
                                                                                                         ---------------
                                                                                                              20,434,383
                                                                                                         ---------------
SPECIAL REVENUES--3.6%
Florida Hurricane Catastrophe Funding Financial Corporation (a)          7/1/2012       2,000,000              2,105,580
Jicarilla NM Apache Nation Revenue                                       9/1/2013         500,000                514,634
Puerto Rico Commonwealth Government Development Bank                    12/1/2015       1,000,000              1,041,740
Puerto Rico Commonwealth Government Development Bank AMT                 1/1/2015         600,000                626,400
Puerto Rico Commonwealth Highway & Transportation Authority Revenue      7/1/2007         650,000                650,000
Scottsdale Arizona Excise Tax Revenue                                    7/1/2015       1,550,000              1,647,463
Wisconsin State Transportation                                           7/1/2010          15,000                 15,648
                                                                                                         ---------------
                                                                                                               6,601,465
                                                                                                         ---------------
TOTAL BONDS (Cost $ 176,867,278)                                                                             175,655,640
                                                                                                         ---------------

SHORT-TERM INVESTMENTS--2.0%
Short-Term Bonds--1.9%
Idaho Health Facilities Authority Revenue (e)                            7/1/2035       1,800,000              1,800,000
Massachusetts Development Finance Authority Revenue (e)                 10/1/2042         200,000                200,000
New York City Municipal Water Finance Authority Water and Sewer         6/15/2035         300,000                300,000
System Revenue (e)
University of North Carolina Hospital Chapel Hill Revenue (e)           2/15/2031       1,200,000              1,200,000
                                                                                                         ---------------
Total Short-Term Bonds (Cost $ 3,500,000)                                                                      3,500,000
                                                                                                         ---------------
Investment Companies--0.1%                                                                Shares
Wells Fargo Tax Free Money Market Fund (Cost $ 17,359)                                     17,359                 17,359
                                                                                                         ---------------
Total Short-Term Investments (Cost $ 3,517,359)                                                                3,517,359
                                                                                                         ---------------

TOTAL INVESTMENTS - 98.7% (Cost $ 180,384,637)                                                               179,172,999
                                                                                                         ---------------

OTHER ASSETS, LESS LIABILITIES- 1.3%                                                                           2,448,260
                                                                                                         ---------------

NET ASSETS- 100%                                                                                             181,621,259
                                                                                                         ---------------

Notes to Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corporation
AMT - Alternative Minimum Tax
COP - Certificate of Participation
DFA - Development Finance Authority
EDA - Economic Development Authority
FGIC - Financial Guaranty Insurance Company
FHA - Federal Housing Authority
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GTD - Guaranteed
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
MBIA - Municipal Bond Insurance Association
NCL - Non-callable
PSF - Public School Fund
SFM - Single Family Mortgage
TOB - Tobacco
XLCA - XL Capital Assurance Inc.
(a) Denotes all or part of security segregated as collateral.
(b) Variable Rate Security; rate indicated is as of June 30, 2007.
(c) Zero coupon security.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date.
(e) Variable rate securities that reset monthly or more frequently and have put features that can be exercised within seven days.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $180,384,637. Net unrealized depreciation on investments was $1,211,638 of which $708,582 related to appreciated investment securities and $1,920,220 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
The Boston Company Emerging Markets Core Equity Fund
June 30, 2007 (Unaudited)

Security                                                                                    Shares            Value ($)
------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--101.7%
EQUITIES--95.0%
Brazil--10.5%
Banco DO Brasil SA                                                                          14,300              206,860
Brasil Telecom SA Preferred                                                                 18,400              134,469
Companhia Paranaense de Energia-Copel Preferred                                         10,300,000              177,899
Companhia Vale do Rio Doce Preferred A                                                       8,300              312,068
Perdigao SA                                                                                  3,900               73,833
Petroleo Brasileiro SA Preferred                                                             4,600              123,207
Usinas Siderurgicas de Minas Gerais Preferred A                                              3,800              216,805
                                                                                                        ---------------
                                                                                                              1,245,141
                                                                                                        ---------------
Chile--1.2%
Lan Airlines SA ADR                                                                          1,700              143,055
                                                                                                        ---------------

China--6.5%
Bank of China, Ltd.                                                                        211,000              104,705
China Petroleum & Chemical Corporation                                                     228,000              252,235
Huaneng Power International, Inc.                                                          136,000              154,457
Ping An Insurance Group Co.                                                                 21,000              148,390
Yanzhou Coal Mining Co. Ltd.                                                                69,000              105,368
                                                                                                        ---------------
                                                                                                                765,155
                                                                                                        ---------------
Czech Republic--0.5%
CEZ A.S.                                                                                     1,073               55,428
                                                                                                        ---------------

Egypt--1.1%
Commercial International Bank                                                                7,008               74,025
Telecom Egypt                                                                               19,147               58,401
                                                                                                        ---------------
                                                                                                                132,426
                                                                                                        ---------------
Hong Kong--4.5%
China Mengniu Dairy Co. Ltd.                                                                19,000               65,489
China Mobile Ltd.                                                                           20,500              220,104
China Shipping Container Lines Co., Ltd.                                                   103,000               70,345
Shenzhen Investment Ltd.                                                                   132,000               99,942
Weiqiao Textile Co., Ltd.                                                                   33,000               74,028
                                                                                                        ---------------
                                                                                                                529,908
                                                                                                        ---------------
Hungary--1.5%
MOL Hungarian Oil and Gas Nyrt.                                                                646               97,382
OTP Bank Nyrt.                                                                               1,464               84,366
                                                                                                        ---------------
                                                                                                                181,748
                                                                                                        ---------------
India--7.1%
Bharat Petroleum Corp., Ltd.                                                                10,488               88,060
Bharti Airtel Ltd. (a)                                                                       4,042               83,381
Grasim Industries Ltd.                                                                       2,616              171,019
HCL Technologies Ltd.                                                                        6,400               54,197
Hindustan Petroleum Corp. Ltd.                                                               8,760               58,519
Lupin Ltd.                                                                                   3,500               63,204
Mahindra & Mahindra Ltd.                                                                     9,511              169,720
Oil and Natural Gas Corp. Ltd.                                                               3,443               76,893
Satyam Computer Services Ltd.                                                                6,600               76,283
                                                                                                        ---------------
                                                                                                                841,276
                                                                                                        ---------------
Indonesia--1.1%
Astra Agro Lestari Tbk PT                                                                   51,000               77,658
PT Bank Pan Indonesia Tbk (a)                                                              728,000               51,597
                                                                                                        ---------------
                                                                                                                129,255
                                                                                                        ---------------
Israel--3.2%
Bank of Hapoalim BM                                                                         23,120              112,662
Nice Systems Ltd. ADR (a)                                                                    2,800               97,272
Teva Pharmaceutical ADR                                                                      4,000              165,000
                                                                                                        ---------------
                                                                                                                374,934
                                                                                                        ---------------
Malaysia--4.3%
Bumiputra-Commerce Holdings BHD                                                             30,000              101,739
Digi.com BHD                                                                                23,700              158,000
Kuala Lumpur Kepong Berhad                                                                  39,400              147,322
RHB Capital BHD                                                                             69,100               96,540
                                                                                                        ---------------
                                                                                                                503,601
                                                                                                        ---------------
Mexico--6.4%
Alfa SA de CV                                                                               21,100              166,456
America Movil S.A. ADR                                                                       4,300              266,299
Fomento Economico Mexicano ADR                                                               3,900              153,348
Grupo Aeroportuario del Sureste                                                             16,200               85,200
Grupo Bimbo SA                                                                              14,100               88,778
                                                                                                        ---------------
                                                                                                                760,081
                                                                                                        ---------------
Poland--2.1%
BRE Bank SA (a)                                                                                895              172,324
Polish Oil & Gas                                                                            43,200               78,378
                                                                                                        ---------------
                                                                                                                250,702
                                                                                                        ---------------
Russia--7.7%
GMK Norilsk Nickel ADR                                                                       1,300              288,600
Lukoil - ADR                                                                                 2,600              198,120
Mobile TeleSystems ADR                                                                       2,000              121,140
Oao Gazprom ADR                                                                              7,300              305,870
                                                                                                        ---------------
                                                                                                                913,730
                                                                                                        ---------------
South Africa--7.9%
ABSA Group, Ltd.                                                                             3,728               69,274
Anglo Platinum Ltd.                                                                            940              154,333
Investec Ltd.                                                                                7,671               98,950
Metropolitan Holdings Ltd.                                                                  35,218               73,877
Mittal Steel South Africa Ltd.                                                               9,406              169,302
Remgro Ltd.                                                                                  3,992              106,732
Telkom SA Ltd.                                                                               5,968              150,906
Truworths International Ltd.                                                                20,297              104,798
                                                                                                        ---------------
                                                                                                                928,172
                                                                                                        ---------------
South Korea--15.8%
GS Engineering and Construction Corp.                                                        1,541              184,366
Honam Petrochemical Corp.                                                                    1,064              106,331
Hyundai Department Store Co., Ltd.                                                             813               95,947
Hyundai Heavy Industries                                                                       570              212,917
Industrial Bank of Korea                                                                     4,880               99,597
Jusung Engineering Co., Ltd. (a)                                                             4,180               82,369
Korea Electric Power Corp.                                                                   1,130               50,162
KT&G Corp.                                                                                     964               67,843
LG Electronics, Inc.                                                                         1,430              118,289
LG Philips LCD Co., Ltd. (a)                                                                 2,170               96,565
POSCO                                                                                          275              132,051
Samsung Electronics Co., Ltd.                                                                  263              161,172
Shinhan Financial Group Co., Ltd.                                                            2,628              159,911
SK Energy                                                                                    1,003              146,063
SK Holdings Co., Ltd.                                                                          410               59,715
Woori Finance Holdings Co., Ltd.                                                             3,750               95,009
                                                                                                        ---------------
                                                                                                              1,868,307
                                                                                                        ---------------
Taiwan--11.7%
Asia Cement Corp.                                                                          184,640              244,231
Chi Mei Optoelectronics Corp.                                                               65,000               77,440
Compal Electronics, Inc.                                                                    82,000               88,926
D-Link Corp.                                                                                38,000               90,545
First Financial Holding Co. Ltd.                                                            96,000               68,624
Fuhwa Financial Holding Co. Ltd. (a)                                                       114,200               65,063
Hung Poo Real Estate Development Corp.                                                      76,000               91,010
MediaTek, Inc.                                                                              11,000              172,048
Merry Electronics Co., Ltd.                                                                 16,000               58,653
Powertech Technology, Inc.                                                                  16,000               66,962
ProMOS Technologies, Inc.                                                                  177,000               74,617
Silicon Motion Technology Corp. ADR (a)                                                      3,900               96,837
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                              6,834               76,062
Wistron Corp.                                                                               59,211              111,060
                                                                                                        ---------------
                                                                                                              1,382,078
                                                                                                        ---------------
Thailand--1.1%
Electricity Generating Public Co., Ltd.                                                     12,200               46,329
Thai Airways International Public Company Ltd.                                              62,700               85,816
                                                                                                        ---------------
                                                                                                                132,145
                                                                                                        ---------------
Turkey--0.8%
Tupras-Turkiye Petrol Rafine AS                                                              3,993               95,049
                                                                                                        ---------------
TOTAL EQUITIES (Cost $8,824,087)                                                                             11,232,191
                                                                                                        ---------------

EXCHANGE TRADED FUNDS--3.3%
Ishares MSCI Emerging Markets Index (a)(b)                                                   3,000              394,950
                                                                                                        ---------------
Total Exchange Traded Funds (Cost $367,168)

INVESTMENT OF CASH COLLATERAL--3.4%
BlackRock Cash Strategies L.L.C.
(Cost $402,000)                                                                            402,000              402,000
                                                                                                        ---------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $9,593,255)                                                             12,029,141
                                                                                                        ---------------

AFFILIATED INVESTMENTS --0.9%
Dreyfus Institutional Preferred Plus Money Market Fund (c)
(Cost $106,328)                                                                            106,328              106,328
                                                                                                        ---------------

TOTAL INVESTMENTS--102.6% (cost $9,699,583)                                                                  12,135,469
                                                                                                        ---------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.6%)                                                                 (309,823)
                                                                                                        ---------------
NET ASSETS--100%                                                                                             11,825,646
                                                                                                        ===============

ADR - American Depository Receipts

Notes to Schedule of Investments:

(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at June 30, 2007.
(c)  Affiliated Institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $9,699,583. Net unrealized appreciation on investments was $2,435,886 of which $2,531,613 related to appreciated investment securities and $95,727 related to depreciated investment securities.

The fund held the following forward foreign currency exchange contracts at June 30, 2007.

                                            Local
                                            Principal        Contract           Value at           USD Amount      Unrealized
Contracts to Deliver                        Amount           Value Date         June 30, 2007      to Receive      Depreciation
-------------------------------------------------------------------------------------------------------------------------------
South African Rand                          377,166          7/2/2007           $ 53,555            $ 53,225       $   (330)
                                                                                                                   ============

Mellon Institutional Investment Trust
The Boston Company International Core Equity Fund II
June 30, 2007 (Unaudited)

UNAFFILIATED INVESTMENTS - 98.1%
Equities--98.1%                                                            Shares                     Value ($)
-----------------------------------------------------------------------------------------------------------------------
Australia--4.5%
BHP Billiton Ltd.                                                           5,400                      160,811
Commonwealth Bank of Australia                                              1,900                       89,242
QBE Insurance Group Ltd.                                                    3,800                      100,791
Telstra Corp. Ltd.                                                         14,400                       56,190
Woolworths Ltd.                                                             2,200                       50,497
                                                                                         ----------------------
                                                                                                       457,531
                                                                                         ----------------------
Belgium--2.3%
Delhaize Group                                                                540                       53,257
InBev NV                                                                      500                       39,822
KBC Groupe                                                                  1,000                      135,407
                                                                                         ----------------------
                                                                                                       228,486
                                                                                         ----------------------
Denmark--1.1%
Carlsberg AS                                                                  500                       60,671
Danske Bank AS                                                              1,220                       50,159
                                                                                         ----------------------
                                                                                                       110,830
                                                                                         ----------------------
Finland--2.7%
Elisa Oyj                                                                   2,490                       68,161
Metso Corp.                                                                 1,270                       75,341
Neste Oil Oyj                                                               1,520                       59,943
Nokia Oyj                                                                   2,410                       68,312
                                                                                         ----------------------
                                                                                                       271,757
                                                                                         ----------------------
France--10.3%
BNP Paribas                                                                 1,650                      198,586
Bouygues SA                                                                   730                       61,461
Lafarge SA                                                                    462                       84,687
Sanofi-Synthelabo SA                                                          730                       59,395
Societe Generale                                                              896                      166,824
Suez SA                                                                     1,662                       95,603
Total SA                                                                    1,745                      142,357
Vinci SA                                                                      711                       53,402
Vivendi SA                                                                  3,989                      172,324
                                                                                         ----------------------
                                                                                                     1,034,639
                                                                                         ----------------------
Germany--9.7%
BASF AG                                                                       822                      107,732
Bayerische Motoren Werke AG                                                 1,422                       91,712
Beiersdorf AG                                                                 702                       50,122
Deutsche Bank AG                                                              757                      109,748
E On AG                                                                       813                      136,039
Fresenius AG                                                                1,459                      111,361
Merck KGaA                                                                    508                       69,667
Porsche AG                                                                     55                       98,508
Siemens AG                                                                    813                      116,723
Thyssenkrupp AG                                                             1,367                       81,151
                                                                                         ----------------------
                                                                                                       972,763
                                                                                         ----------------------
Ireland--1.6%
Allied Irish Banks PLC (AIB)                                                2,263                       61,916
CRH PLC                                                                     2,096                      103,936
                                                                                         ----------------------
                                                                                                       165,852
                                                                                         ----------------------
Italy--4.1%
Enel Spa                                                                    4,673                       50,453
Eni Spa                                                                     5,513                      200,768
Fiat Spa                                                                    3,638                      108,747
UniCredito Italiano Spa                                                     6,317                       56,691
                                                                                         ----------------------
                                                                                                       416,659
                                                                                         ----------------------
Japan--20.2%
Aisin Seiki Co Ltd                                                          1,400                       51,454
Canon, Inc.                                                                 2,800                      164,245
KDDI Corp.                                                                     11                       81,482
Komatsu Ltd.                                                                4,500                      131,435
Mitsubishi Corp.                                                            5,000                      131,029
Mitsui & Co., Ltd.                                                          8,000                      159,345
Mitsui OSK Lines., Ltd.                                                     5,000                       67,908
Nikon Corp.                                                                 3,000                       83,729
Nintendo Co., Ltd.                                                            200                       73,182
Orix Corp.                                                                    440                      115,841
Sony Corp.                                                                  2,800                      143,799
Sumco Corp.                                                                 2,000                      101,218
Sumitomo Metal Industries, Ltd.                                            17,000                      100,134
Sumitomo Trust & Banking Co., Ltd.                                         11,000                      104,864
Takeda Pharmaceutical                                                       1,600                      103,331
TDK Corp                                                                      600                       58,026
Tokyo Electric Power Co.                                                    3,300                      106,024
Tokyo Electron Ltd.                                                           800                       58,935
Toyota Motor Corp.                                                          3,100                      196,179
                                                                                         ----------------------
                                                                                                     2,032,160
                                                                                         ----------------------
Netherlands--2.5%
ASML Holding NV                                                             2,503 a                     69,466
Ing Groep NV CVA                                                            4,020                      178,452
                                                                                         ----------------------
                                                                                                       247,918
                                                                                         ----------------------
Norway--1.7%
DNB NOR ASA                                                                 4,500                       58,234
Orkla ASA                                                                   5,800                      110,319
                                                                                         ----------------------
                                                                                                       168,553
                                                                                         ----------------------
Singapore--1.0%
DBS Group Holdings, Ltd.                                                    7,000                      104,287
                                                                                         ----------------------
Spain--4.8%
ACS Actividades                                                             1,237                       79,244
Banco Santander Central                                                     7,990                      148,083
Inditex                                                                     1,653                       97,950
Repsol YPF SA                                                               1,635                       64,744
Telefonica SA                                                               4,010                       89,792
                                                                                         ----------------------
                                                                                                       479,813
                                                                                         ----------------------
Sweden--4.0%
Nordea Bank AB                                                              4,900                       77,022
Sandvik AB                                                                  3,800                       77,233
Skandinaviska Enskilda                                                      3,900                      126,598
Volvo AB                                                                    6,000                      120,193
                                                                                         ----------------------
                                                                                                       401,046
                                                                                         ----------------------
Switzerland--6.9%
Credit Suisse Group                                                         2,336                      167,021
Nestle SA                                                                     268                      102,225
Roche Holding AG                                                              794                      141,292
Swiss Re                                                                    1,302                      119,255
Zurich Financial Services AG                                                  545                      169,183
                                                                                         ----------------------
                                                                                                       698,976
                                                                                         ----------------------
United Kingdom--20.7%
AstraZeneca PLC                                                             1,110                       59,774
Aviva PLC                                                                   7,200                      107,444
Barclays PLC                                                                7,400                      103,374
BP PLC                                                                     11,600                      140,392
BT Group PLC                                                               12,700                       84,755
FirstGroup PLC                                                              3,970                       53,227
GlaxoSmithKline PLC                                                         2,050                       53,695
HBOS PLC                                                                    8,400                      166,152
International Power PLC                                                    16,200                      139,652
Marks & Spencer Group PLC                                                   3,900                       49,158
Next PLC                                                                    1,200                       48,387
Reckitt Benckiser PLC                                                       2,700                      148,214
Royal Bank of Scotland Group PLC                                           14,900                      189,303
Royal Dutch Shell PLC                                                       4,000                      167,232
Tesco PLC                                                                  18,000                      151,195
Vodafone Group PLC                                                         41,800                      140,779
WPP Group PLC                                                               3,300                       49,575
Xstrata PLC                                                                 4,000                      239,807
                                                                                         ----------------------
                                                                                                     2,092,115
                                                                                         ----------------------
Total Equities and Unaffiliated Investments (Cost $9,811,918)                                        9,883,385
                                                                                         ----------------------

AFFILIATED INVESTMENTS --99.3%                                             Shares                            Value ($)
-----------------------------------------------------------------------------------------------------------------------
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
             (cost $10,000,000)                                                10,000,000 b                 10,000,000
                                                                                                 ----------------------
TOTAL INVESTMENTS-197.4% (Cost $19,811,918)                                                                 19,883,385
                                                                                                 ----------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(97.4%)                                                              (9,810,673)
                                                                                                 ----------------------
Net Assets-100%                                                                                             10,072,712
                                                                                                 ======================

Notes to the Schedule of Investments:

(a)  Non-income producing security.
(b)  Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $19,811,918. Net unrealized appreciation on investments was $71,467 of which $76,021 related to appreciated investment securities and $4,554 related to depreciated investment securities.

Mellon Institutional Funds Investment Trust
The Boston Company Small Cap Tax-Sensitive Equity Fund
June 30, 2007 (Unaudited)

Security                                                                                       Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--131.8%
EQUITIES--96.2%
Consumer Discretionary--13.2%
Ambassadors Group, Inc.                                                                        49,570                1,761,222
Bright Horizons Family Solutions, Inc. (a)(b)                                                  77,550                3,017,471
California Pizza Kitchen, Inc. (a) (b)                                                        101,750                2,185,590
Casual Male Retail Group, Inc. (a) (b)                                                        196,290                1,982,529
Citi Trends, Inc. (a) (b)                                                                      56,010                2,126,140
Coldwater Creek, Inc. (a) (b)                                                                  73,600                1,709,728
DeVry, Inc.                                                                                    51,900                1,765,638
DXP Enterprises, Inc. (a)                                                                      26,470                1,131,592
Entravision Communications Corp.-Cl. A (a)(b)                                                 142,110                1,482,207
Fred's, Inc. (b)                                                                              136,950                1,832,391
Interface, Inc.                                                                               160,730                3,031,368
Kenneth Cole Productions, Inc.-Cl A                                                            76,470                1,888,809
Lions Gate Entertainment Corp. (a)                                                            266,470                2,939,164
Steiner Leisure Ltd. (a)                                                                       66,730                3,277,778
Strayer Education, Inc.                                                                        17,230                2,269,363
Take-Two Interactive Software, Inc. (a)                                                        72,100                1,439,837
Texas Roadhouse, Inc., Class A (a) (b)                                                        221,240                2,829,660
True Religion Apparel, Inc. (a) (b)                                                            78,060                1,586,960
                                                                                                          --------------------
                                                                                                                    38,257,447
                                                                                                          --------------------
Consumer Staples--5.0%
Hain Celestial Group, Inc. (a) (b)                                                             75,080                2,037,671
Hansen Natural Corp. (a) (b)                                                                   70,530                3,031,379
Inter Parfums, Inc. (b)                                                                        88,120                2,345,754
Longs Drug Stores Corp. (b)                                                                    59,010                3,099,205
National Beverage Corp. (b)                                                                   120,172                1,383,180
Physicians Formula Holdings, Inc. (a)                                                          95,254                1,497,869
Ruddick Corp.                                                                                  38,710                1,165,945
                                                                                                          --------------------
                                                                                                                    14,561,003
                                                                                                          --------------------
Energy--7.2%
Alpha Natural Resources, Inc. (a) (b)                                                         116,180                2,415,382
Arena Resources, Inc. (a) (b)                                                                  38,410                2,232,005
Berry Petroleum Co. (b)                                                                        44,920                1,692,586
Dril-Quip, Inc. (a) (b)                                                                        29,410                1,321,980
Oil States International, Inc. (a)                                                             45,140                1,866,088
Parallel Petroleum Corp. (a) (b)                                                              102,440                2,243,436
Penn Virginia Corp. (b)                                                                        72,030                2,895,606
Superior Well Services, Inc. (a) (b)                                                           57,250                1,454,723
T-3 Energy Services, Inc. (a)                                                                  43,970                1,470,797
W-H Energy Services, Inc. (a) (b)                                                              51,320                3,177,221
                                                                                                          --------------------
                                                                                                                    20,769,824
                                                                                                          --------------------
Financial--10.0%
Arch Capital Group Ltd. (a)                                                                    28,340                2,055,784
Cohen & Steers, Inc.                                                                           29,660                1,288,727
First Cash Financial Services, Inc. (a)(b)                                                    114,210                2,677,082
First Mercury Financial Corp. (a)                                                              99,980                2,096,581
First Midwest Bancorp, Inc. (b)                                                                46,450                1,649,440
Hallmark Financial Services, Inc. (a)                                                          58,570                  709,868
Max Capital Group, Ltd.                                                                        31,950                  904,185
Montpelier Re Holdings Ltd. (b)                                                                91,620                1,698,635
OptionsXpress Holdings, Inc.                                                                  114,840                2,946,794
Piper Jaffray Cos. (a)                                                                         14,980                  834,835
Portfolio Recovery Associates, Inc, (b)                                                        75,740                4,545,915
SVB Financial Group (a) (b)                                                                    46,090                2,447,840
Texas Capital Bancshares, Inc. (a) (b)                                                         41,660                  931,101
UCBH Holdings, Inc. (b)                                                                       118,540                2,165,726
Waddell & Reed Financial, Inc.                                                                 84,920                2,208,769
                                                                                                          --------------------
                                                                                                                    29,161,282
                                                                                                          --------------------
Health Care--17.3%
Alnylam Pharmaceuticals Inc. (a) (b)                                                           96,170                1,460,822
Amedisys, Inc. (a)                                                                             38,280                1,390,712
AMN Healthcare Services, Inc. (a) (b)                                                          60,610                1,333,420
Applera Corp.-Celera Genomics Group (a)                                                        98,590                1,222,516
Array Biopharma, Inc. (a) (b)                                                                  86,500                1,009,455
Arrow International, Inc. (b)                                                                  58,430                2,236,700
BioMimetic Therapeutics, Inc. (a)                                                              53,720                  839,644
Covance, Inc. (a) (b)                                                                          26,740                1,833,294
Cytyc Corp. (a) (b)                                                                            35,170                1,516,179
Enzon Pharmaceuticals, Inc. (a) (b)                                                           187,690                1,473,367
ev3, Inc. (a) (b)                                                                              76,770                1,295,878
Exelixis, Inc. (a) (b)                                                                        112,640                1,362,944
Insulet Corp. (a) (b)                                                                          32,900                  467,180
Integra LifeSciences Holdings (a) (b)                                                          57,350                2,834,237
InterMune, Inc. (a) (b)                                                                        63,160                1,638,370
Medarex, Inc. (a) (b)                                                                          66,190                  945,855
Natus Medical, Inc. (a) (b)                                                                   188,020                2,993,278
Pediatrix Medical Group, Inc. (a)                                                              35,800                1,974,370
PerkinElmer, Inc. (b)                                                                          82,640                2,153,598
Phase Forward, Inc. (a)                                                                        68,170                1,147,301
Poniard Pharmaceuticals, Inc. (a) (b)                                                         135,940                  924,392
Psychiatric Solutions, Inc. (a)                                                                57,570                2,087,488
Respironics, Inc. (a)                                                                          95,238                4,056,186
Rigel Pharmaceuticals, Inc. (a) (b)                                                           126,450                1,126,670
Sangamo Biosciences, Inc. (a) (b)                                                             118,410                  961,489
Sirtris Pharmaceuticals, Inc. (a) (b)                                                          86,620                  854,939
Thermo Fisher Scientific, Inc. (a)                                                             50,030                2,587,552
Thoratec Corp. (a) (b)                                                                         61,660                1,133,927
TomoTherapy, Inc. (a)                                                                          29,513                  646,925
VCA Antech, Inc. (a) (b)                                                                       64,640                2,436,282
Wright Medical Group, Inc. (a)                                                                 89,610                2,161,393
                                                                                                          --------------------
                                                                                                                    50,106,363
                                                                                                          --------------------
Industrials--13.0%
Bucyrus International, Inc., Class A (b)                                                       21,560                1,526,017
CAI International, Inc. (a)                                                                    61,320                  808,198
Copart, Inc. (a)                                                                              103,300                3,159,947
Endeavor Acquisition Corp. (a) (b)                                                             72,070                  850,426
eTelecare Global Solutions, Inc. ADR(a)                                                        99,600                1,610,532
Global Cash Access, Inc. (a) (b)                                                              183,970                2,947,199
Hub Group, Inc., Class A Shares (a) (b)                                                        41,130                1,446,131
JA Solar Holdings Co. Ltd. ADR (a)                                                             31,760                1,071,265
Jamba, Inc. (a) (b)                                                                            61,520                  562,293
McGrath Rentcorp. (b)                                                                          45,130                1,520,430
Mobile Mini (a) (b)                                                                            73,080                2,133,936
MSC Industrial Direct Co., Inc. (b)                                                            46,420                2,553,100
Old Dominion Freight Line (a). (b)                                                             74,020                2,231,703
Quanta Services, Inc. (a) (b)                                                                  85,870                2,633,633
Ritchie Bros. Auctioneers                                                                      33,760                2,114,051
Stericycle, Inc. (a) (b)                                                                       52,720                2,343,931
Team, Inc. (a) (b)                                                                             51,879                2,332,999
UAP Holding Corp. (b)                                                                         117,600                3,544,464
Washington Group International, Inc. (a)(b)                                                    30,800                2,464,308
                                                                                                          --------------------
                                                                                                                    37,854,563
                                                                                                          --------------------
Materials--2.3%
American Vanguard Corp. (b)                                                                   102,290                1,464,793
Century Aluminum Co. (a)                                                                       27,810                1,519,260
Kinross Gold Corp. (a)                                                                         99,610                1,163,445
Northern Orion Resources, Inc. (a) (b)                                                        186,760                1,062,664
Schnitzer Steel Industries, Inc.                                                               30,050                1,440,597
                                                                                                          --------------------
                                                                                                                     6,650,759
                                                                                                          --------------------
Technology--26.5%
ADC Telecommunications, Inc. (a) (b)                                                           80,260                1,471,166
AMIS Holdings, Inc. (a)                                                                       153,510                1,921,945
Anadigics, Inc. (a) (b)                                                                        43,420                  598,762
Arris Group, Inc. (a)                                                                         151,920                2,672,273
Authorize.Net Holdings Inc. (a)                                                                76,560                1,369,658
Bankrate, Inc. (a) (b)                                                                         31,940                1,530,565
BEA Systems, Inc. (a) (b)                                                                     116,100                1,589,409
Brocade Communications Systems, Inc. (a)                                                      143,370                1,121,153
C-COR, Inc. (a)                                                                               102,450                1,440,447
ChipMOS TECHNOLOGIES (Bermuda) LTD.(a)(b)                                                     124,510                  895,227
DealerTrack Holdings, Inc. (a)                                                                 40,810                1,503,440
Diodes Inc. (a)                                                                                75,020                3,133,585
DivX, Inc. (a) (b)                                                                             74,930                1,123,950
eFunds Corp. (a) (b)                                                                           45,660                1,611,341
Epicor Software Corp. (a) (b)                                                                 166,100                2,469,907
FLIR Systems, Inc. (a) (b)                                                                     44,070                2,038,238
Forrester Research, Inc. (a) (b)                                                               54,590                1,535,617
Foundry Networks, Inc. (a) (b)                                                                150,060                2,500,000
Hittite Microwave Corp. (a) (b)                                                                22,572                  964,502
Informatica Corp. (a) (b)                                                                     165,770                2,448,423
Internap Network Services Corp. (a)                                                            55,395                  798,796
Intervoice Inc. (a)                                                                           142,215                1,184,651
JDA Software Group Inc. (a)                                                                    75,970                1,491,291
Lawson software, Inc. (a) (b)                                                                 264,690                2,617,784
LoJack Corp. (a) (b)                                                                           70,663                1,575,078
Marchex, Inc. (b)                                                                              66,901                1,091,824
MasTec, Inc. (a) (b)                                                                          153,370                2,426,313
Micrel, Inc. (b)                                                                              117,120                1,489,766
Microsemi Corp. (a) (b)                                                                       139,200                3,333,840
MIPS Technologies, Inc. (a)                                                                   253,490                2,228,177
Net Gear, Inc. (a)                                                                             47,180                1,710,275
Netscout Systems Inc. (a)                                                                     145,386                1,260,497
OpNext, Inc. (a)                                                                              122,880                1,626,931
Polycom, Inc. (a) (b)                                                                          70,600                2,372,160
QAD, Inc. (b)                                                                                  86,160                  715,128
SkillSoft PLC ADR (a)                                                                         161,270                1,498,198
Smart Modular Technologies, Inc. (a)                                                          148,760                2,046,938
Solera Holdings, Inc. (a)                                                                      93,510                1,812,224
Tessera Technologies, Inc. (a)                                                                 33,760                1,368,968
TheStreet.com, Inc. (b)                                                                        81,720                  889,114
Transaction Systems Architects, Inc. (a)(b)                                                    25,980                  874,487
TTM Technologies, Inc. (a)                                                                     58,706                  763,178
Ultimate Software Group, Inc. (a) (b)                                                          74,380                2,151,813
ValueClick, Inc. (a) (b)                                                                       45,550                1,341,903
Verisign, Inc. (a)                                                                             58,790                1,865,407
Wright Express Corp. (a)                                                                       71,200                2,440,024
                                                                                                          --------------------
                                                                                                                    76,914,373
                                                                                                          --------------------
Telecommunication Services--1.2%
Cogent Communications Group, Inc. (a)                                                          19,011                  567,859
NeuStar, Inc. (a) (b)                                                                          98,820                2,862,815
                                                                                                          --------------------
                                                                                                                     3,430,674
                                                                                                          --------------------
Utilities--0.5%
Ormat Technologies, Inc. (b)                                                                   38,280                1,442,390
                                                                                                          --------------------
Total Equities (Cost $246,234,705)                                                                                 279,148,678
                                                                                                          --------------------

SHORT-TERM INVESTMENTS--0.2%                              Rate          Maturity          Par Value
U.S. Government-0.2%
U.S. Treasury Bill (c) (d) (Cost $539,882)                4.51%        9/13/2007              545,000                  539,980
                                                                                                          --------------------

INVESTMENT OF CASH COLLATERAL-35.4%                                                     Shares
                                                                                 ---------------------
BlackRock Cash Strategies L.L.C. (Cost $102,866,482)                                      102,866,482              102,866,482
                                                                                                          --------------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $349,641,069)                                                                 382,555,140
                                                                                                          --------------------
AFFILIATED INVESTMENTS--7.5%
Dreyfus Institutional Preferred
      Plus Money Market Fund (e) (cost $21,835,733)                                        21,835,733               21,835,733
                                                                                                          --------------------
TOTAL INVESTMENTS--139.3% (cost $371,476,802)                                                                      404,390,873
                                                                                                          --------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(39.3%)                                                                    (114,121,102)
                                                                                                          --------------------
NET ASSETS--100%                                                                                                   290,269,771
                                                                                                          ====================

Notes to Schedule of Investments:
ADR - American Depository Receipt

(a)  Non-income producing security.
(b)  Security, or a portion of thereof, was on loan at June 30, 2007.
(c) Denotes all or part of security segregated as collateral for futures transactions.
(d)  Rate noted is yield to maturity.
(e)  Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $371,476,802. Net unrealized appreciation on investments was $32,914,071 of which $37,105,087 related to appreciated investment securities and $4,191,016 related to depreciated investment securities.

At June 30, 2007, the Fund held the following futures contracts:

                                                                                        Underlying Face             Unrealized
Contract                                                Position     Expiration Date    Amount at Value                Gain
----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (32 Contracts)                       Long            8/31/2007               13,473,600           $ 98,861
                                                                                                               ===================

Mellon Institutional Funds Investment Trust
The Boston Company Small/Mid Cap Growth Fund
June 30, 2007 (Unaudited)

Security                                                                             Shares                       Value ($)
---------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--110.7%
Equities--92.5%
Consumer Discretionary--12.6%
Bright Horizons Family Solutions, Inc. (a)                                           10,270                        399,606
Citi Trends, Inc. (a)                                                                 5,060                        192,078
DeVry, Inc.                                                                           4,440                        151,049
Entravision Communications Corp., Class A (a)                                        12,200                        127,246
Guess, Inc.                                                                           3,150                        151,326
Interface, Inc., Class A                                                             14,760                        278,374
Lions Gate Entertainment Corp. (a)                                                   24,428                        269,441
Petsmart, Inc.                                                                       11,840                        384,208
Steiner Leisure Ltd. - ADR (a)                                                        5,620                        276,054
Strayer Education, Inc.                                                               2,090                        275,274
Texas Roadhouse, Inc., Class A (a) (b)                                               18,850                        241,092
Tiffany & Co. (b)                                                                     7,350                        389,991
Urban Outfitters, Inc. (a)                                                           10,010                        240,540
                                                                                                             -------------
                                                                                                                 3,376,279
                                                                                                             -------------
Consumer Staples--5.8%
Hain Celestial Group, Inc. (a)                                                        6,250                        169,625
Hansen Natural Corp. (a)                                                              6,350                        272,923
Herbalife Ltd.                                                                        8,400                        333,060
Inter Parfums, Inc.                                                                   8,080                        215,090
Longs Drug Stores Corp.                                                               4,970                        261,024
Ruddick Corp.                                                                         9,920                        298,790
                                                                                                             -------------
                                                                                                                 1,550,512
                                                                                                             -------------
Energy--7.5%
Cameron International Corp. (a)                                                       2,850                        203,689
CNX Gas Corp. (a) (b)                                                                 9,910                        303,246
Denbury Resources, Inc. (a) (b)                                                       5,950                        223,125
Dril-Quip, Inc. (a)                                                                   2,460                        110,577
FMC Technologies, Inc. (a)                                                            3,540                        280,439
Penn Virginia Corp.                                                                   6,600                        265,320
Range Resources Corp.                                                                 8,870                        331,827
W-H Energy Services, Inc. (a)                                                         4,410                        273,023
                                                                                                             -------------
                                                                                                                 1,991,246
                                                                                                             -------------
Financial--12.0%
Arch Capital Group Ltd. (a)                                                           4,080                        295,963
Cohen & Steers, Inc.                                                                  3,920                        170,324
First Midwest Bancorp, Inc.                                                           3,460                        122,865
Jefferies Group, Inc. (b)                                                             8,830                        238,233
Lazard Ltd., Class A (b)                                                              6,440                        289,993
Max Capital Group Ltd.                                                                4,890                        138,387
Montpelier Re Holdings Ltd. (b)                                                       7,830                        145,168
OptionsXpress Holdings, Inc.                                                         10,500                        269,430
Piper Jaffray Co. (a)                                                                 1,360                         75,793
Plum Creek Timber Co., Inc. - REIT                                                    6,660                        277,456
Portfolio Recovery Associates, Inc. (b)                                               7,080                        424,942
SVB Financial Group (a)                                                               5,240                        278,296
UCBH Holdings, Inc.                                                                  10,910                        199,326
Waddell & Reed Financial, Inc., Class A                                              10,320                        268,423
                                                                                                             -------------
                                                                                                                 3,194,599
                                                                                                             -------------
Health Care--13.7%
Arrow International, Inc.                                                             5,700                        218,196
Covance, Inc. (a)                                                                     2,950                        202,252
Cytyc Corp. (a)                                                                       3,220                        138,814
Dentsply International, Inc.                                                          7,450                        285,037
ev3, Inc. (a)                                                                         6,720                        113,434
Exelixis, Inc. (a)                                                                    9,360                        113,256
Integra LifeSciences Holdings (a) (b)                                                 5,280                        260,938
InterMune, Inc. (a) (b)                                                               3,430                         88,974
Medarex, Inc. (a) (b)                                                                 5,760                         82,310
Millipore Corp. (a) (b)                                                               4,220                        316,880
PDL BioPharma, Inc. (a) (b)                                                           8,650                        201,545
Pediatrix Medical Group, Inc. (a)                                                     4,620                        254,793
PerkinElmer, Inc.                                                                    10,170                        265,030
Psychiatric Solutions, Inc. (a)                                                       6,490                        235,327
Respironics, Inc. (a)                                                                10,087                        429,605
Thermo Fisher Scientific, Inc. (a)                                                    4,020                        207,914
TomoTherapy, Inc. (a)                                                                 2,610                         57,211
VCA Antech, Inc. (a)                                                                  5,520                        208,049
                                                                                                             -------------
                                                                                                                 3,679,565
                                                                                                             -------------
Industrials--12.8%
Bucyrus International, Inc., Class A                                                  2,300                        162,794
Copart, Inc. (a)                                                                      8,690                        265,827
Foster Wheeler Ltd. (a)                                                               2,600                        278,174
Global Cash Access, Inc. (a)                                                         14,600                        233,892
Hub Group, Inc., Class A (a)                                                          3,750                        131,850
Hubbell, Inc., Class B (b)                                                            4,840                        262,425
JA Solar Holdings Co., Ltd. - ADR (a)                                                 2,920                         98,492
Mobile Mini (a)                                                                       6,720                        196,224
MSC Industrial Direct Co., Inc., Class A (b)                                          5,270                        289,850
Old Dominion Freight Line (a)                                                         8,460                        255,069
Quanta Services, Inc. (a) (b)                                                         7,750                        237,692
Ritchie Bros. Auctioneers                                                             4,280                        268,014
Stericycle, Inc. (a)                                                                  4,500                        200,070
UAP Holding Corp.                                                                     9,920                        298,989
Washington Group International, Inc. (a)                                              2,830                        226,428
                                                                                                             -------------
                                                                                                                 3,405,790
                                                                                                             -------------
Materials--4.7%
Aber Diamond Corp. (b)                                                                4,570                        175,077
Airgas, Inc.                                                                          7,520                        360,208
AptarGroup, Inc.                                                                      5,660                        201,270
Carpenter Technology Corp. (b)                                                        1,020                        132,916
Kinross Gold Corp. (a)                                                               20,750                        242,360
Schnitzer Steel Industries, Inc., Class A                                             2,750                        131,835
                                                                                                             -------------
                                                                                                                 1,243,666
                                                                                                             -------------

Technology--21.2%
ADC Telecommunications, Inc. (a)                                                      6,930                        127,027
Amdocs, Ltd. - ADR (a) (b)                                                            4,140                        164,855
AMIS Holdings, Inc. (a)                                                              14,030                        175,656
Arris Group, Inc. (a)                                                                13,040                        229,374
BEA Systems, Inc. (a)                                                                 9,670                        132,382
Brocade Communications Systems, Inc. (a)                                              9,820                         76,792
Citrix Systems, Inc. (a)                                                              8,160                        274,747
Cognos, Inc. (a)                                                                      6,860                        272,136
DealerTrack Holdings, Inc. (a)                                                        3,740                        137,782
Diodes, Inc. (a)                                                                      6,870                        286,960
EFunds Corp. (a)                                                                      3,920                        138,337
FLIR Systems, Inc. (a)                                                                3,700                        171,125
Foundry Networks, Inc. (a)                                                           12,490                        208,083
Global Payments, Inc.                                                                 4,800                        190,320
Harris Corp.                                                                          2,710                        147,830
Hittite Microwave Corp. (a) (b)                                                       1,910                         81,614
Informatica Corp. (a) (b)                                                            14,300                        211,211
MasTec, Inc. (a)                                                                     13,980                        221,164
Micrel, Inc.                                                                         10,450                        132,924
Microsemi Corp. (a) (b)                                                              12,030                        288,118
Molex Inc.                                                                            8,290                        248,783
Net Gear, Inc. (a)                                                                    3,980                        144,275
Polycom, Inc. (a)                                                                     8,110                        272,496
Smart Modular Technologies, Inc. (a)                                                 13,620                        187,411
Solera Holdings, Inc. (a)                                                             8,060                        156,203
Tessera Technologies, Inc. (a)                                                        3,090                        125,299
Transaction Systems Archietects, Inc. (a) (b)                                         2,370                         79,774
ValueClick, Inc. (a) (b)                                                              3,850                        113,421
VeriFone Holdings, Inc. (a)                                                           5,200                        183,300
Verisign, Inc. (a)                                                                    9,150                        290,330
Wright Express Corp. (a)                                                              6,010                        205,963
                                                                                                             -------------
                                                                                                                 5,675,692
                                                                                                             -------------
Telecommunication Services--1.7%
Cogent Communications Group, Inc. (a)                                                 1,750                         52,272
NeuStar, Inc., Class A (a) (b)                                                       13,570                        393,123
                                                                                                             -------------
                                                                                                                   445,395
                                                                                                             -------------
Utilities--0.5%
Ormat Technologies, Inc.                                                              3,520                        132,634
                                                                                                             -------------

Total Equities (Cost $22,299,414)                                                                               24,695,378
                                                                                                             -------------

                                                                                           Par
                                                            Rate           Maturity       Value
                                                      --------------------------------------------------

SHORT-TERM INVESTMENT--0.3%
U.S. Government--0.3%
U.S. Treasury Bill (c) (d) (Cost $69,344)                   4.50%          9/13/2007        70,000                  69,355
                                                                                                             -------------


INVESTMENT IN CASH COLLATERAL--17.9%                                              Shares
                                                                                 ----------
BlackRock Cash Strategies L.L.C. (Cost $4,780,001)                               4,780,001                       4,780,001
                                                                                                             -------------

TOTAL UNAFFILIATED INVESTMENTS
                       (Cost $27,148,759)                                                                       29,544,734
                                                                                                             -------------

AFFILIATED INVESTMENTS--8.9%
Dreyfus Institutional Preferred Plus Money Market Fund (e)
                       (Cost $2,372,872)                                         2,372,872                       2,372,872
                                                                                                             -------------
TOTAL INVESTMENTS--119.6% (Cost $29,521,631)                                                                    31,917,606
                                                                                                             -------------

LIABILITIES IN EXCESS OF OTHER ASSETS--(19.6%)                                                                  (5,228,507)
                                                                                                             -------------
NET ASSETS--100%                                                                                                26,689,099
                                                                                                             =============


Notes to Schedule of Investments:
ADR--American Depository Receipt.
REIT--Real Estate Investment Trust.

(a)         Non-income producing security.
(b)         Security, or a portion of thereof, was on loan at June 30, 2007.
(c)         Rate noted is yield to maturity.
(d) Denotes all or part of security segregated as collateral for futures transactions.
(e)         Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $29,521,631. Net unrealized appreciation on investments was $2,395,975 of which $2,762,589 related to appreciated investment securities and $366,614 related to depreciated investment securities.


At June 30, 2007 the Portfolio held the following futures contracts:

                                                                                              Underlying Face        Unrealized
Contract                          Position                              Expiration Date       Amount at Value         (Loss)
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (4 Contracts)    Long                                   8/31/2007           $1,684,200              ($89)

Mellon Institutional Funds Investment Trust
The Boston Company World ex-U.S. Value Fund
June 30, 2007 (Unaudited)

Security                                                                               Shares                      Value($)
--------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--96.5%
COMMON STOCK--96.0%
Australia--3.0%
Amcor Ltd.                                                                               70,272                      444,103
Insurance Australia Group Ltd.                                                           28,658                      137,730
National Australia Bank Ltd.                                                             12,707                      440,840
Suncorp-Metway Ltd.                                                                      17,214                      293,596
TABCORP Holdings Ltd.                                                                    29,628                      429,778
Telstra Corp., Ltd.                                                                      29,940                      116,274
                                                                                                       ---------------------
                                                                                                                   1,862,321
                                                                                                       ---------------------
Belgium--0.7%
Fortis                                                                                   10,170                      430,843
                                                                                                       ---------------------

Brazil--1.1%
Petroleo Brasileiro SA-ADR                                                                2,850                      345,620
Tele Norte Leste Participacoes SA-ADR                                                    18,950                      359,482
                                                                                                       ---------------------
                                                                                                                     705,102
                                                                                                       ---------------------
Canada--5.1%
Bank of Montreal                                                                         11,111                      714,211
Celestica, Inc. (a)                                                                      18,170                      114,747
EnCana Corp.                                                                              2,790                      171,446
Loblaw Companies Ltd.                                                                    13,870                      677,142
Petro-Canada                                                                             12,350                      658,643
Quebecor World, Inc.                                                                     31,130                      381,190
RONA, Inc. (a)                                                                            9,760                      204,079
Torstar Corp.                                                                             9,970                      191,230
                                                                                                       ---------------------
                                                                                                                   3,112,688
                                                                                                       ---------------------
Finland--1.4%
M-real Oyj                                                                                3,240                       21,146
Nokia Oyj                                                                                12,720                      357,577
UPM-Kymmene Oyj                                                                          18,590                      458,850
                                                                                                       ---------------------
                                                                                                                     837,573
                                                                                                       ---------------------
France--7.6%
BNP Paribas                                                                               3,370                      401,465
Credit Agricole SA                                                                       16,822                      682,299
France Telecom SA                                                                        14,108                      387,415
Lagardere SCA                                                                             3,660                      318,053
Peugeot SA                                                                                3,220                      258,849
Sanofi-Synthelabo SA                                                                     14,470                    1,168,391
Thomson (a)                                                                              17,590                      330,496
Total SA                                                                                 14,060                    1,141,300
                                                                                                       ---------------------
                                                                                                                   4,688,268
                                                                                                       ---------------------
Germany--7.7%
Adidas AG                                                                                 6,650                      420,289
Allianz SE                                                                                1,890                      442,875
Bayerische Motoren Werke AG                                                               5,950                      386,011
Deutsche Post AG                                                                         27,380                      889,563
Deutsche Telekom AG                                                                      32,550                      602,042
E On AG                                                                                   3,400                      571,279
Hannover Rueckversicherung AG                                                             2,460                      119,199
Heidelberger Druckmaschinen AG                                                            4,580                      221,463
Muenchener Rueckversicherungs AG                                                          2,580                      473,333
Siemens AG                                                                                4,420                      635,871
                                                                                                       ---------------------
                                                                                                                   4,761,925
                                                                                                       ---------------------
Greece--0.8%
Public Power Corp., SA                                                                   17,230                      485,480
                                                                                                       ---------------------

Hong Kong--3.1%
BOC Hong Kong Holdings Ltd.                                                             139,000                      331,016
CNOOC Ltd.                                                                              318,000                      360,342
CNOOC Ltd.-ADR                                                                              700                       79,583
Denway Motors Ltd.                                                                      502,000                      237,553
Hong Kong Electric Holdings Ltd.                                                          7,000                       35,318
Huadian Power International Co.                                                          56,000                       29,007
Hutchinson Whampoa Ltd.                                                                  48,800                      484,636
Johnson Electric Holdings Ltd.                                                          290,000                      160,969
Texwinca Holdings Ltd.                                                                   56,000                       46,339
Weiqiao Textile Co., Ltd.                                                                72,000                      161,516
                                                                                                       ---------------------
                                                                                                                   1,926,279
                                                                                                       ---------------------
Hungary--0.3%
Magyar Telekom                                                                           37,340                      202,614
                                                                                                       ---------------------

Indonesia--0.3%
PT Gudang Garam Tbk                                                                     163,680                      202,108
                                                                                                       ---------------------

Ireland--0.2%
Bank of Ireland                                                                           7,590                      152,804
                                                                                                       ---------------------

Israel--0.6%
Teva Pharmaceutical-ADR                                                                   9,050                      373,313
                                                                                                       ---------------------

Italy--4.1%
Eni Spa                                                                                  10,850                      393,267
Mediaset Spa                                                                             45,980                      474,420
Saras Spa                                                                                46,280                      295,639
Telecom Italia Spa                                                                      184,600                      506,728
UniCredito Italiano Spa                                                                  54,950                      489,509
Unipol RTS                                                                               96,740                           --
Unipol Spa                                                                              102,340                      368,248
                                                                                                       ---------------------
                                                                                                                   2,527,811
                                                                                                       ---------------------
Japan--19.6%
Aeon Co., Ltd.                                                                           34,600                      643,760
Astellas Pharma, Inc.                                                                     3,800                      165,486
Canon, Inc.                                                                               4,604                      270,449
Central Japan Railway Co.                                                                     1                       10,562
Credit Saison Co., Ltd.                                                                  10,900                      284,278
Dentsu, Inc.                                                                                160                      453,689
Funai Electric Co., Ltd.                                                                  1,200                       70,101
Hino Motors Ltd.                                                                         60,400                      361,674
JS Group Corp.                                                                           15,000                      304,680
Kao Corp.                                                                                 2,000                       51,836
Kubota Corp.                                                                             35,500                      288,430
Kuraray Co., Ltd.                                                                        17,300                      203,108
Lawson, Inc.                                                                              3,900                      134,985
Matsumotokiyoshi Co., Ltd.                                                                9,857                      216,633
Mitsubishi Corp.                                                                         10,800                      283,425
Mitsubishi UFJ Financial Group, Inc.                                                         63                      696,133
Mitsui Trust Holdings, Inc.                                                              19,500                      170,158
NGK Spark Plug Co., Ltd.                                                                  4,500                       78,425
Nippon Express Co., Ltd.                                                                 93,700                      533,667
Nippon Paper Group, Inc.                                                                     90                      299,805
Nissan Motor Co., Ltd.                                                                   55,000                      590,307
NOK Corp.                                                                                15,300                      323,204
Nomura Holdings, Inc.                                                                    25,700                      501,137
Ricoh Co., Ltd.                                                                          13,300                      307,970
Rohm Co., Ltd.                                                                            7,600                      676,146
Sekisui Chemical Co., Ltd.                                                               54,500                      421,990
Sekisui House Ltd.                                                                       33,800                      451,747
Seven & I Holdings Co., Ltd.                                                             18,500                      529,087
SFCG Co., Ltd.                                                                              827                      138,617
Shinsei Bank Ltd.                                                                        48,700                      197,047
Sumitomo Chemical Co., Ltd.                                                              26,900                      180,965
Sumitomo Mitsui Financial Group, Inc.                                                        97                      906,321
Takeda Pharmaceutical Co., Ltd.                                                           4,200                      271,628
Teijin Ltd.                                                                              49,600                      271,615
The 77 Bank Ltd.                                                                         38,000                      246,994
THK Co., Ltd.                                                                             9,400                      235,993
Toyota Motor Corp.                                                                        3,300                      209,132
                                                                                                       ---------------------
                                                                                                                  11,981,184
                                                                                                       ---------------------
Malaysia--0.8%
Malayan Banking Berhad                                                                  115,700                      402,435
Sime Darby Berhad                                                                        35,100                       97,670
                                                                                                       ---------------------
                                                                                                                     500,105
                                                                                                       ---------------------
Mexico--0.8%
Cemex S.A. de C.V.-ADR (a)                                                                6,870                      253,503
Coca-Cola Femsa S.A. de C.V.-ADR                                                          5,160                      228,485
                                                                                                       ---------------------
                                                                                                                     481,988
                                                                                                       ---------------------
Netherlands--1.1%
Aegon NV                                                                                 21,202                      416,828
Koninklijke Philips Electronics NV                                                        6,580                      278,936
                                                                                                       ---------------------
                                                                                                                     695,764
                                                                                                       ---------------------
Russia--0.4%
Lukoil-ADR                                                                                3,620                      275,844
                                                                                                       ---------------------

Singapore--0.9%
DBS Group Holdings Ltd.                                                                  37,810                      563,296
United Overseas Bank Ltd.                                                                   750                       10,781
                                                                                                       ---------------------
                                                                                                                     574,077
                                                                                                       ---------------------

South Africa--0.8%
Nampak Ltd.                                                                              55,150                      171,212
Nedbank Group Ltd.                                                                       17,288                      321,905
                                                                                                       ---------------------
                                                                                                                     493,117
                                                                                                       ---------------------
South Korea--4.0%
Hyundai Mobis                                                                             3,450                      327,967
Hyundai Motor Co.                                                                         4,250                      335,914
Kookmin Bank                                                                                680                       59,710
Kookmin Bank-ADR                                                                          3,750                      328,950
Korea Electric Power Corp.                                                                2,410                      106,983
KT Corp.                                                                                  1,990                       93,079
KT Corp.-ADR                                                                              9,250                      217,005
Lotte Shopping Co., Ltd.                                                                    716                      279,082
Samsung Electronics Co., Ltd.                                                               702                      430,199
SK Telecom Co., Ltd.-ADR                                                                  9,290                      254,082
                                                                                                       ---------------------
                                                                                                                   2,432,971
                                                                                                       ---------------------
Spain--1.0%
Banco Santander Central                                                                  19,833                      364,863
Repsol YPF SA                                                                             6,150                      242,499
                                                                                                       ---------------------
                                                                                                                     607,362
                                                                                                       ---------------------
Sweden--0.8%
Svenska Cellulosa AB (SCA), Class B                                                       4,140                       69,356
Telefonaktiebolaget LM Ericsson                                                         102,900                      410,666
Telefonaktiebolaget LM Ericsson-ADR                                                         980                       39,092
                                                                                                       ---------------------
                                                                                                                     519,114
                                                                                                       ---------------------
Switzerland--5.7%
CIBA Specialty Chemicals AG                                                              10,788                      699,903
Clariant AG (a)                                                                          11,450                      185,248
Nestle SA                                                                                 1,581                      600,715
Novartis AG                                                                              21,390                    1,204,492
Swiss Re                                                                                  2,463                      224,582
UBS AG                                                                                    9,490                      567,535
                                                                                                       ---------------------
                                                                                                                   3,482,475
                                                                                                       ---------------------
Taiwan--2.7%
Chunghwa Telecom Co., Ltd.-ADR                                                           15,770                      297,422
Compal Electronics, Inc.                                                                367,062                      398,066
First Financial Holding Co., Ltd. (a)                                                   409,275                      292,562
SinoPac Financial Holdings Co., Ltd.                                                    648,000                      310,787
United Microelectronics Corp.                                                           513,622                      311,452
United Microelectronics Corp.-ADR                                                         9,680                       33,106
                                                                                                       ---------------------
                                                                                                                   1,643,395
                                                                                                       ---------------------
Thailand--0.8%
Kasikornbank Public Company Ltd.                                                        203,700                      493,134
                                                                                                       ---------------------

Turkey--0.5%
Turkiye Is Bankasi                                                                       61,760                      288,743
                                                                                                       ---------------------

United Kingdom--20.1%
BHP Billition PLC                                                                        18,150                      503,313
BP PLC                                                                                  102,423                    1,233,795
British Energy Group PLC                                                                 27,492                      297,590
Centrica PLC                                                                             34,100                      264,342
Debenhams PLC                                                                           101,840                      264,062
Friends Provident PLC                                                                   126,721                      453,955
GlaxoSmithKline PLC                                                                      34,260                      897,389
HBOS PLC                                                                                 18,145                      356,868
HSBC Holdings PLC                                                                        61,857                    1,133,312
Old Mutual PLC                                                                          166,030                      559,280
Reed Elsevier PLC                                                                        29,760                      384,308
Rentokil Initial PLC                                                                    175,660                      561,872
Rexam PLC                                                                                35,171                      350,890
Royal Bank of Scotland Group PLC                                                         84,776                    1,072,035
Royal Dutch Shell PLC                                                                     5,600                      228,086
Royal Dutch Shell PLC                                                                    17,245                      704,616
SabMiller PLC                                                                            16,310                      412,457
Smiths Group PLC                                                                          9,886                      234,795
Trinity Mirror PLC                                                                       21,130                      222,326
Unilever PLC                                                                             38,386                    1,238,657
Vodafone Group PLC                                                                      259,860                      874,327
WPP Group PLC                                                                             3,400                       50,857
                                                                                                       ---------------------
                                                                                                                  12,299,132
                                                                                                       ---------------------
TOTAL COMMON STOCK
        (Cost $52,512,971)
                                                                                                                  59,037,534
                                                                                                       ---------------------

PREFERRED STOCKS--0.5%
Germany--0.5%
Henkel KGaA (Cost $250,209)                                                               5,110
                                                                                                                     269,885
                                                                                                       ---------------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $52,763,180)
                                                                                                                  59,307,419
                                                                                                       ---------------------

AFFILIATED INVESTMENT--2.3%
Dreyfus Institutional Preferred Plus Money Market Fund (b) (Cost $1,422,573)          1,422,573
                                                                                                                   1,422,573
                                                                                                       ---------------------

TOTAL INVESTMENTS--98.8% (Cost $54,185,753)                                                                       60,729,992
                                                                                                       ---------------------
OTHER ASSETS, LESS LIABILITIES--1.2%                                                                                 766,629
                                                                                                       ---------------------
NET ASSETS--100.0%
                                                                                                                  61,496,621
                                                                                                       =====================


ADR - American Depository Receipts.
(a)  Non-income producing security.
(b)  Affiliated institutional money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR. At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $54,185,753. Net unrealized appreciation on investments was $6,544,239 of which $7,629,466 related to appreciated investment securities and $1,085,227 related to depreciated investment securities.

The fund held the following forward foreign currency exchange contracts at June 30, 2007.

                             Local                          Local
                           Principal      Contract         Value at           USD Amount            Unrealized
Contracts to Receive        Amount       Value Date      June 30, 2007         to Deliver    Appreciation/(Depreciation)
----------------------------------------------------------------------------------------------------------------------
British Pound                                                                                          $104
Japanese Yen                 19,189      7/2/2007         $ 38,530            $ 38,426
                          8,931,911      7/2/2007           72,570              72,605                  (35)
                                                   -------------------------------------------------------------------
                                                          $111,100            $111,031                 $ 69
                                                   -------------------------------------------------------------------

Item 2 -- Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3 -- Exhibits.

         Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                            MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

                            By:   /s/ STEVEN M. ANDERSON
                                  ----------------------------------------------
                                  Steven M. Anderson
                                  Treasurer

                            Date: August 29, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                            By:    /s/ STEVEN M. ANDERSON
                                   ---------------------------------------------
                                   Steven M. Anderson
                                   Treasurer

                            Date:  August 29, 2007


                            By:    /s/ BARBARA A. MCCANN
                                   ---------------------------------------------
                                   Barbara A. McCann
                                   President

                            Date:  August 29, 2007